UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22121

PIMCO Income Opportunity Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York			10019
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna —1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2013

Date of reporting period:	April 30, 2013

Item 1. Report to Shareholders

Contents

2–3	Letter to Shareholders
4–5	Fund Insights
6–7	Performance & Statistics
8–39	Schedules of Investments
40	Statements of Assets and Liabilities
41	Statements of Operations
42–43	Statements of Changes in Net Assets
44	Statement of Cash Flows
45–65	Notes to Financial Statements
66–67	Financial Highlights
68	Annual Shareholder Meeting Results/Proxy Voting Policies & Procedures

Letter from the Chairman and President & CEO

Dear Shareholder:

The US economy expanded during the six-month fiscal reporting period ended April 30, 2013. However, growth was uneven and unemployment remained a concern. Despite this, many US stock market indices reached record highs and lower rated corporate bonds produced strong results.

Six Months in Review

For the six-month fiscal reporting period ended April 30, 2013:

■  PIMCO Corporate & Income Strategy Fund advanced 8.72% on net asset value (“NAV”) and 6.89% on market price.

Hans W. Kertess Chairman

■ PIMCO Income Opportunity Fund rose 12.85% on NAV and 15.27% on market price.

The US economy continued to grow during the fiscal six-month reporting period, but the pace of the expansion was far from robust. Gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of US economic activity and the principal indicator of economic performance, grew at an annual pace of 0.4% during the fourth quarter of 2012 and accelerated to an annual rate of 2.5% (preliminary estimate) during the first quarter of 2013.

Brian S. Shlissel President & CEO

The Federal Reserve (the “Fed”) initiated a number of actions to support the economy and reduce unemployment. In September 2012, prior to the beginning of the fiscal reporting period, the Fed introduced a third round of “quantitative easing” which entailed the purchasing of $40 billion of mortgage securities each month. Toward the end of 2012, the Fed revealed that it would continue to purchase $40 billion of mortgage securities each month, in addition to purchasing $45 billion per month of longer-term Treasuries on an open-ended basis. At its meeting in December, the Fed said that it expected to keep the Fed Funds rate in the 0.0% to 0.25% range: “...as long as the unemployment rate remains above 6.5%,” provided that inflation remains well contained.

Yields on US Treasury bonds trended lower during the six-months ended April 30, 2013. The benchmark ten-year Treasury bond commenced the fiscal period yielding 1.72% and ended the period at 1.70%. Continued low yields reflected a variety of concerns, including Europe’s ongoing sovereign debt crisis, uncertainties regarding fiscal policy and decelerating global economic growth.

2	April 30, 2013 | Semi-Annual Report

Outlook

Recent US economic data, in general, has been weaker than anticipated, leading to concerns of another spring/summer slowdown. At the conclusion of its meeting in March 2013, the Fed stated that it was seeing “a return to moderate economic growth following a pause late last year.” However, the Fed also acknowledged that “fiscal policy is restraining economic growth.” Whether the economy is currently experiencing a temporary “soft patch” or larger setback remains to be seen. Given this uncertainty and continued high unemployment, we expect the Fed will maintain an accommodative monetary stance.

Receive this report electronically and eliminate paper mailings.

To enroll, visit: us.allianzgi.com/edelivery.

Concerns related to the European sovereign debt crisis reemerged during the reporting period amid inconclusive election results in Italy and a banking crisis in Cyprus. In addition, austerity measures remain a headwind for European Union countries. In China, while growth has decelerated, a “soft landing” for China’s economy appears likely.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, us.allianzgi.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer

Semi-Annual Report | April 30, 2013	3

Fund Insights

PIMCO Corporate & Income Strategy Fund

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

For the fiscal six-months ended April 30, 2013, PIMCO Corporate & Income Strategy Fund returned 8.72% on net asset value (“NAV”) and 6.89% on market price.

For the fiscal six-months ended April 30, 2013, PIMCO Income Opportunity Fund returned 12.85% on NAV and 15.27% on market price.

While the US fixed income market experienced periods of volatility during the reporting period, all told positive results were generated. Market volatility was triggered by a number of factors, including uncertainty regarding the “fiscal cliff” and sequestration, as well as the ongoing European sovereign debt crisis. However, with the Federal Reserve (the “Fed”) maintaining its highly accommodative monetary policy, investor demand for higher yielding securities was generally solid. All told, during the six-months ended April 30, 2013, both short- and long-term Treasury yields declined and the yield curve steepened. A number of spread sectors (non-US Treasuries) outperformed equal-duration Treasuries, with high yield corporate bonds generating the strongest returns.

In comparison to the 0.90% return for the overall US fixed income market (as measured by the Barclays US Aggregate Index), high yield and investment grade bonds returned 7.26% and 1.54%, respectively (as measured by the Barclays US High Yield and Barclays US Credit Indices) for the six-month reporting period.

Given strong overall investor demand, on a total return basis, lower rated, higher yielding investment grade corporate bonds generally outperformed their higher quality counterparts. For instance, AAA-, AA-, A and BBB-rated issues, as measured by the Barclays US Credit Index, returned 0.88%, 1.34%, 1.29%, and 2.04%, respectively, during the six-months ended April 30, 2013.1 Within the high yield market, BB-rated issues returned 5.62%, versus 7.20% for B-rated securities, as measured by the Barclays US High Yield Index.

PIMCO Corporate & Income Strategy

Sector and duration positioning drive results

An overweighting to the banking and life insurance sectors contributed to results, as these

1. The credit quality of a particular security or group of securities does not ensure the stability or safety of an overall portfolio. The quality ratings of individual issues/issuers are provided to indicate the credit-worthiness of such issues/issuer and generally range from AAA, Aaa, or AAA (highest) to D, C, or D (lowest) for S&P, Moody’s, and Fitch respectively.

2. The Barclays US Credit Index consists of publicly issued US corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. It includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both US and non-US corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. The B of A Merrill Lynch BB/B Constrained Index tracks the performance of BB-B Rated US dollar-denominated corporate bonds publicly issued in the US domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

4	April 30, 2013 | Semi-Annual Report

issues outperformed the credit market as measured by the Fund’s benchmark, the 80% Barclays US Credit/20% B of A Merrill Lynch BB/B Constrained Index (the “Index”),2 during the reporting period. An overweighting to airlines was also positive for returns due to its outperformance versus the Index. The Fund’s duration positioning was also rewarded, as the Fund was targeted to have a shorter duration than that of the Index.

On the downside, underweightings in health care and independent exploration and production energy companies were negative for results as these sectors outperformed the Index.

PIMCO Income Opportunity

Sector positioning and yield curve positioning drive results

The Fund produced strong absolute returns during the six-month reporting period. Allocations to non-agency mortgage-backed securities were a significant contributor to results, as these securities outperformed the broader market. Driving these strong returns were generally robust investor demand for higher yielding assets and continued signs of a recovery in the housing market. An emphasis on select, high quality, banking issues was also beneficial to performance, as these securities generally outperformed the broad market during the reporting period. An overweight to the insurance sector and positions in select insurance issues enhanced performance as they outperformed the broader credit market during the six-months ended April 30, 2013. The Fund’s overweighting to the front end of the yield curve added to performance as front end rates trended lower during the reporting period. An overweighting to credit spread duration was also helpful, as credit spreads tightened during the reporting period.

There were no meaningful detractors from performance during the period.

Semi-Annual Report | April 30, 2013	5

Performance and Statistics

PIMCO Corporate & Income Strategy Fund

April 30, 2013 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	6.89%	8.72%
1 Year	26.70%	26.97%
5 Year	17.59%	19.04%
10 Year	13.75%	13.07%
Commencement of Operations (12/21/01) to 4/30/13	13.26%	13.08%

Market Price/NAV Performance:	Market Price/NAV
Commencement of Operations (12/21/01) to 4/30/13	Market Price	$18.47
	NAV	$16.38
NAV	Premium to NAV	12.76%
Market Price	Market Price Yield(2)	7.31%
	Leverage Ratio(3)	21.32%

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all dividends and distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of more than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly dividend per common share (comprised of net investment income) by the market price per common share at April 30, 2013.

(3) Represents Preferred Shares outstanding, (“Leverage”) as a percentage of total managed assets. Total managed assets refer to total assets (including assets attributable to Leverage) minus liabilities (other than liabilities representing Leverage).

6	April 30, 2013 | Semi-Annual Report

Performance and Statistics

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	15.27%	12.85%
1 Year	34.21%	31.35%
5 Year	19.23%	17.46%
Commencement of Operations (11/30/07) to 4/30/13	17.11%	16.34%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (11/30/07) to 4/30/13	Market Price	$32.48
	NAV	$29.63
NAV	Premium to NAV	9.62%
Market Price	Market Price Yield(2)	7.02%
	Leverage Ratio(3)	36.13%

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all dividends and distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of more than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly dividend per share (comprised of net investment income and short-term capital gains, if any) by the market price per common share at April 30, 2013.

(3) Represents Reverse Repurchase Agreements (“Leverage”) outstanding, as a percentage of total managed assets. Total managed assets refer to total assets (including assets attributable to Leverage) minus liabilities (other than liabilities representing Leverage).

Semi-Annual Report | April 30, 2013	7

Schedule of Investments

PIMCO Corporate & Income Strategy Fund

April 30, 2013 (unaudited)

Principal Amount (000s)		Value
Corporate Bonds & Notes – 40.8%
Airlines – 0.9%
$1,635	American Airlines Pass-Through Trust, 10.375%, 1/2/21	$1,726,802
1,657	Continental Airlines Pass-Through Trust, 9.798%, 10/1/22	1,880,818
	United Air Lines Pass-Through Trust,
1,273	7.336%, 1/2/21 (a) (b) (c) (j) (acquisition cost-$1,273,478; purchased 6/19/07)	1,286,213
1,907	10.40%, 5/1/18	2,212,457
		7,106,290
Auto Manufacturers – 0.3%
1,500	Ford Motor Co., 9.98%, 2/15/47	2,292,277
Banking – 26.8%
2,400	AgFirst Farm Credit Bank, 7.30%, 5/15/13 (a) (b) (c) (g) (j) (acquisition cost-$1,904,000; purchased 2/26/10-3/2/10)	2,400,262
	Ally Financial, Inc.,
240	5.35%, 1/15/14	240,473
70	5.75%, 1/15/14	70,054
753	6.00%, 7/15/13-9/15/19	754,347
492	6.05%, 8/15/19	492,260
659	6.125%, 10/15/19	658,590
348	6.15%, 9/15/19-10/15/19	345,155
10	6.20%, 4/15/19	10,001
719	6.25%, 12/15/18-7/15/19	717,638
620	6.30%, 8/15/19	613,916
5	6.35%, 7/15/19	5,001
158	6.40%, 12/15/18	158,006
2,515	6.50%, 2/15/16-1/15/20	2,514,422
78	6.60%, 5/15/18	78,465
1,246	6.65%, 6/15/18-10/15/18	1,245,664
1,431	6.70%, 6/15/18-12/15/19	1,430,701
1,957	6.75%, 8/15/16-6/15/19	1,955,605
817	6.80%, 9/15/18-10/15/18	815,310
30	6.85%, 5/15/18	30,184
80	6.875%, 7/15/18	79,644
988	6.90%, 6/15/17-8/15/18	991,117
4,000	7.00%, 8/15/16-11/15/23	4,010,668
1,878	7.05%, 3/15/18-4/15/18	1,891,328
105	7.125%, 10/15/17	104,002
501	7.15%, 6/15/16-1/15/25	501,773
2,434	7.25%, 9/15/17-3/15/25	2,434,826
288	7.30%, 12/15/17-1/15/18	287,665
12,861	7.375%, 11/15/16-4/15/18	12,886,196
20	7.40%, 12/15/17	20,037
84	7.50%, 11/15/16-12/15/17	83,808
266	9.00%, 7/15/20	266,078
MXN35,000	Bank of America Corp., 4.854%, 4/29/25 (f) (h) (l)	3,462,359
£17,500	Barclays Bank PLC, 14.00%, 6/15/19 (g)	37,795,564

8	April 30, 2013 | Semi-Annual Report

Schedule of Investments

PIMCO Corporate & Income Strategy Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
$5,000	BPCE S.A., 12.50%, 9/30/19 (a) (c) (g)	$6,325,290
27,790	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.00%, 6/30/19 (a) (c) (g)	37,543,512
	Credit Agricole S.A. (g),
€800	7.875%, 10/26/19	1,159,101
$21,400	8.375%, 10/13/19 (a) (c)	23,941,250
1,000	HSBC Capital Funding L.P., 10.176%, 6/30/30 (g)	1,452,500
	LBG Capital No. 1 PLC,
€300	7.375%, 3/12/20	411,896
£100	7.588%, 5/12/20	165,432
200	7.867%, 12/17/19	331,329
400	7.869%, 8/25/20	667,008
$12,700	7.875%, 11/1/20 (a) (b) (c) (j) (acquisition cost-$10,447,750; purchased 12/7/09-4/16/10)	13,995,400
17,500	8.00%, 6/15/20 (a) (c) (g)	18,824,960
8,500	8.50%, 12/17/21 (a) (c) (g)	9,125,625
£300	11.04%, 3/19/20	553,195
	LBG Capital No. 2 PLC,
€400	8.875%, 2/7/20	588,993
£3,100	9.125%, 7/15/20	5,378,688
500	9.334%, 2/7/20	875,306
	Royal Bank of Scotland Group PLC (g),
$1,000	6.99%, 10/5/17 (a) (b) (c) (j) (acquisition cost-$770,000; purchased 1/30/12)	990,000
7,800	7.648%, 9/30/31	8,229,000
£1,200	Santander Finance Preferred S.A. Unipersonal, 11.30%, 7/27/14 (g)	1,985,554
		211,895,158
Building Materials – 0.0%
$400	Desarrolladora Homex S.A.B. de C.V., 9.50%, 12/11/19 (a) (c)	246,000
Diversified Financial Services – 4.5%
2,300	AGFC Capital Trust I, 6.00%, 1/15/67 (converts to FRN on 1/15/17) (a) (c)	1,863,000
	International Lease Finance Corp.,
2,900	6.75%, 9/1/16 (a) (c)	3,313,250
1,000	8.625%, 9/15/15	1,143,750
	SLM Corp.,
5,900	8.00%, 3/25/20	6,842,708
12,500	8.45%, 6/15/18	14,742,137
	Springleaf Finance Corp.,
€1,500	4.125%, 11/29/13	1,985,378
$2,200	5.40%, 12/1/15	2,307,250
500	6.50%, 9/15/17	515,000
3,000	6.90%, 12/15/17	3,136,875
		35,849,348
Electric Utilities – 0.4%
800	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (a) (c)	874,000
4,300	Dynegy Roseton LLC / Dynegy Danskammer LLC Pass-Through Trust, 7.67%, 11/8/16, Ser. B (b) (e) (f)	107,281

Semi-Annual Report | April 30, 2013	9

Schedule of Investments

PIMCO Corporate & Income Strategy Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
$1,215	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (a) (c)	$1,050,975
1,100	PPL Capital Funding, Inc., 6.70%, 3/30/67 (converts to FRN on 3/30/17)	1,169,754
		3,202,010
Healthcare-Services – 0.5%
3,600	HCA, Inc., 8.50%, 4/15/19	3,978,000
Household Products/Wares – 0.2%
1,700	Reynolds Group Issuer, Inc., 9.00%, 4/15/19	1,844,500
Insurance – 4.9%
3,400	American General Institutional Capital A, 7.57%, 12/1/45 (a) (c)	4,296,818
	American International Group, Inc.,
MXN16,000	7.98%, 6/15/17	1,289,800
€2,000	8.00%, 5/22/68 (converts to FRN on 5/22/18)	3,127,757
$12,700	8.25%, 8/15/18	16,507,536
£3,400	8.625%, 5/22/68 (converts to FRN on 5/22/18)	6,496,119
500	8.625%, 5/22/68 (converts to FRN on 5/22/18) (a) (b) (c) (j) (acquisition cost-$820,199; purchased 5/7/12)	955,312
$5,100	Dai-ichi Life Insurance Co., Ltd., 7.25%, 7/25/21 (a) (b) (c) (g) (j) (acquisition cost-$4,985,000; purchased 3/8/11-3/15/11)	5,967,536
		38,640,878
Lodging – 0.4%
2,115	Times Square Hotel Trust, 8.528%, 8/1/26 (a) (c)	2,854,572
Telecommunications – 1.9%
8,200	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30	9,186,055
5,360	Qwest Corp., 7.20%, 11/10/26	5,433,700
		14,619,755
Total Corporate Bonds & Notes (cost-$269,512,418)		322,528,788
Mortgage-Backed Securities – 27.8%
757	American Home Mortgage Assets Trust, 0.43%, 9/25/46 CMO (l)	95,752
289	Banc of America Alternative Loan Trust, 6.00%, 1/25/36 CMO	232,722
	Banc of America Funding Trust, CMO,
6,326	6.00%, 3/25/37	5,798,390
749	6.00%, 7/25/37	588,008
527	Banc of America Mortgage Trust, 6.50%, 9/25/33 CMO	545,025
	BCAP LLC Trust, CMO (a) (c) (l),
2,500	4.81%, 3/26/37	813,029
867	13.479%, 6/26/36	176,465
	Bear Stearns ALT-A Trust, CMO (l),
2,500	2.89%, 11/25/36	1,779,298
1,802	2.903%, 9/25/35	1,464,647
1,733	5.051%, 8/25/36	1,274,800
	Chase Mortgage Finance Trust, CMO,
2	2.763%, 3/25/37 (l)	1,531
27	2.902%, 12/25/35 (l)	25,163
2,211	6.00%, 7/25/37	2,027,977
3,307	Citicorp Mortgage Securities Trust, 6.00%, 6/25/36 CMO	3,416,239

10	April 30, 2013 | Semi-Annual Report

Schedule of Investments

PIMCO Corporate & Income Strategy Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
$2,266	Citigroup Mortgage Loan Trust, Inc., 5.323%, 8/25/35 CMO (l)	$2,260,660
10,155	Citimortgage Alternative Loan Trust, 5.75%, 5/25/37 CMO (d)	8,837,861
5,493	Citimortgage Alternative Loan Trust, 6.00%, 6/25/37 CMO	4,819,044
	Countrywide Alternative Loan Trust, CMO,
757	5.50%, 3/25/35	707,164
338	5.50%, 3/25/36	265,846
4,159	5.50%, 5/25/36	3,004,480
972	5.75%, 1/25/35	927,818
1,779	5.75%, 3/25/37	1,466,462
908	6.00%, 2/25/35	908,479
3,170	6.00%, 2/25/37	2,420,399
2,741	6.00%, 4/25/37	2,203,960
1,043	6.00%, 7/25/37	946,232
2,255	6.00%, 8/25/37	1,561,303
3,055	6.25%, 12/25/36 (l)	2,504,472
1,038	6.50%, 8/25/36	794,788
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
632	2.819%, 9/20/36 (l)	428,171
1,617	5.50%, 10/25/35	1,631,586
2,158	5.75%, 3/25/37	1,952,793
1,406	6.00%, 2/25/37	1,339,293
1,276	6.00%, 3/25/37	1,201,726
402	6.00%, 4/25/37	365,173
	Credit Suisse Mortgage Capital Certificates Mortgage-Backed Trust, CMO,
3,062	5.863%, 2/25/37 (l)	2,014,224
1,328	6.00%, 2/25/37	1,232,884
3,096	6.00%, 6/25/37	2,832,706
2,829	6.75%, 8/25/36	2,191,450
1,730	Deutsche ALT-B Securities Mortgage Loan Trust, 5.945%, 2/25/36 CMO	1,434,462
11,534	First Horizon Alternative Mortgage Securities Trust, 6.00%, 8/25/36 CMO	10,055,676
	GSR Mortgage Loan Trust, CMO,
1,243	2.681%, 8/25/34 (l)	1,150,672
2,604	5.106%, 11/25/35 (l)	2,566,965
536	5.50%, 5/25/36	495,153
7,484	6.00%, 2/25/36	7,288,113
4,679	IndyMac IMSC Mortgage Loan Trust, 6.50%, 7/25/37 CMO	2,961,148
	JPMorgan Alternative Loan Trust, CMO,
3,841	5.626%, 3/25/37 (l)	2,964,218
2,500	6.31%, 8/25/36	1,952,096
	JPMorgan Mortgage Trust, CMO,
7,974	2.841%, 2/25/36 (l)	7,186,150
3,257	5.00%, 3/25/37	2,972,468
1,752	5.27%, 1/25/37 (l)	1,515,271
233	5.75%, 1/25/36	222,145
613	6.00%, 8/25/37	544,195

Semi-Annual Report | April 30, 2013	11

Schedule of Investments

PIMCO Corporate & Income Strategy Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Lehman Mortgage Trust, CMO,
$1,967	6.00%, 7/25/36	$1,600,955
643	6.00%, 7/25/37	566,941
3,483	MASTR Alternative Loans Trust, 6.75%, 7/25/36 CMO	2,557,628
1,350	Merrill Lynch Mortgage Investors Trust, 3.00%, 3/25/36 CMO (l)	980,476
	Morgan Stanley Mortgage Loan Trust, CMO,
5,717	5.188%, 5/25/36 (l)	4,641,305
4,442	6.00%, 2/25/36	4,245,227
8,872	New Century Alternative Mortgage Loan Trust, 6.173%, 7/25/36 CMO (l)	6,592,400
	Residential Accredit Loans, Inc., CMO,
1,163	0.43%, 5/25/37 (l)	222,429
1,120	6.00%, 6/25/36	928,260
4,702	6.00%, 8/25/36	3,893,169
3,740	6.00%, 9/25/36	2,677,307
5,171	6.00%, 12/25/36 (d)	4,380,854
2,161	Residential Asset Mortgage Products, Inc., 6.50%, 12/25/31 CMO	2,178,935
	Residential Asset Securitization Trust, CMO,
875	6.00%, 9/25/36	571,601
2,887	6.00%, 3/25/37	2,266,796
4,007	6.00%, 5/25/37	3,747,479
4,252	6.25%, 9/25/37	3,080,672
	Residential Funding Mortgage Securities I, CMO,
2,001	6.00%, 1/25/37	1,816,173
2,412	6.25%, 8/25/36	2,304,245
412	6.50%, 3/25/32	434,485
886	Sequoia Mortgage Trust, 2.60%, 2/20/47 CMO (l)	779,352
	Structured Adjustable Rate Mortgage Loan Trust, CMO (l),
4,809	5.168%, 1/25/36	3,983,085
2,597	5.265%, 7/25/35 (d)	2,345,329
5,773	5.285%, 5/25/36	5,063,486
1,892	5.432%, 7/25/36	1,818,918
4,108	5.488%, 11/25/36	3,436,542
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO (l),
1,789	5.447%, 4/25/37	1,528,512
975	5.816%, 2/25/37	842,539
15,664	Thornburg Mortgage Securities Trust, 5.75%, 6/25/47 CMO (l)	14,564,312
	WaMu Mortgage Pass-Through Certificates, CMO (l),
988	2.526%, 7/25/37	780,194
667	2.664%, 9/25/36	564,350
1,711	5.075%, 2/25/37	1,640,171
2,258	6.092%, 10/25/36	2,056,603
	Washington Mutual Mortgage Pass-Through Certificates, CMO,
424	0.938%, 4/25/47 (l)	16,679
1,113	1.016%, 5/25/47 (l)	109,710
3,933	6.00%, 10/25/35	3,279,360
1,502	6.00%, 6/25/37	1,274,150

12	April 30, 2013 | Semi-Annual Report

Schedule of Investments

PIMCO Corporate & Income Strategy Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
$1,910	Wells Fargo Alternative Loan Trust, 6.00%, 7/25/37 CMO	$1,829,140
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
211	2.62%, 5/25/36 (l)	197,483
1,139	2.695%, 7/25/36 (l)	1,057,416
553	2.709%, 4/25/36 (l)	523,340
9,741	5.325%, 8/25/36 (l)	9,372,312
1,303	5.647%, 10/25/36 (l)	1,272,184
1,380	6.00%, 7/25/37	1,369,861
Total Mortgage-Backed Securities (cost-$201,084,768)		219,759,117
Asset-Backed Securities – 4.5%
462	Bear Stearns Asset-Backed Securities Trust, 6.50%, 10/25/36	383,543
	Countrywide Asset-Backed Certificates (l),
3,764	5.526%, 7/25/36	3,575,204
7,000	5.621%, 10/25/46	6,241,116
2,100	GSAA Home Equity Trust, 6.295%, 6/25/36	1,387,948
12,451	Inwood Park Ltd., 0.501%, 1/20/21 CDO (a) (c) (l)	12,360,340
8,400	JPMorgan Mortgage Acquisition Corp., 5.294%, 1/25/37	6,174,097
2,753	Mid-State Trust IV, 8.33%, 4/1/30	2,928,873
1,654	Mid-State Trust VII, 6.34%, 10/15/36	1,748,364
1,261	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47 (l)	998,023
Total Asset-Backed Securities (cost-$35,145,916)		35,797,508
Municipal Bonds – 4.0%
California – 3.0%
4,200	City & Cnty. of San Francisco, Capital Improvement Projects, CP, 6.487%, 11/1/41, Ser. D	4,887,456
1,800	Long Beach Redev. Agcy., Tax Allocation, 8.36%, 8/1/40	2,002,806
2,400	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	2,822,184
5,000	State, GO, 7.95%, 3/1/36	6,375,450
7,400	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	7,429,304
		23,517,200
Louisiana – 0.3%
	New Orleans, Public Improvements, GO, Ser. A,
800	8.30%, 12/1/29	991,968
820	8.55%, 12/1/34	1,028,477
300	8.80%, 12/1/39	380,163
		2,400,608
Texas – 0.7%
4,000	Dallas Convention Center Hotel Dev. Corp. Rev., 7.088%, 1/1/42	5,228,040
Total Municipal Bonds (cost-$27,979,684)		31,145,848

Shares
Preferred Stock (k) – 3.3%
Banking – 2.9%
100,000	Ally Financial, Inc., 8.50%, 5/15/16, Ser. A (g)	2,677,000

Semi-Annual Report | April 30, 2013	13

Schedule of Investments

PIMCO Corporate & Income Strategy Fund

April 30, 2013 (unaudited) (continued)

Shares		Value
30,200	CoBank ACB, 11.00%, 7/1/13, Ser. C (a) (b) (c) (g) (j) (acquisition cost-$1,678,450; purchased 2/26/10-2/1/11)	$1,671,383
672,250	GMAC Capital Trust I, 8.125%, 2/15/40, Ser. 2	18,412,927
		22,761,310
Diversified Financial Services – 0.4%
120,000	Citigroup Capital XIII, 7.875%, 10/30/40	3,388,800
Total Preferred Stock (cost-$24,601,792)		26,150,110

Principal Amount (000s)
Sovereign Debt Obligations – 0.2%
Spain – 0.2%
€700	Autonomous Community of Catalonia, 3.875%, 9/15/15	918,823
500	Junta de Comunidades de Castilla–La Mancha, 4.875%, 3/18/20	627,246
Total Sovereign Debt Obligations (cost-$1,440,789)		1,546,069
U.S. Government Agency Securities – 0.1%
Fannie Mae – 0.0%
$1,487	3.50%, 1/25/43, CMO, IO (b)	277,167
Ginnie Mae – 0.1%
2,222	4.00%, 5/16/42, CMO, IO (b)	383,322
Total U.S. Government Agency Securities (cost-$680,046)		660,489
Short-Term Investments – 19.3%
Repurchase Agreements – 19.2%
27,700	Citigroup Global Markets, Inc., dated 4/30/13, 0.16%-0.19%, due 5/1/13, proceeds $27,700,128; collateralized by Freddie Mac, 1.02%, due 10/16/17, valued at $5,619,414 and U.S. Treasury Notes, 0.75%, due 10/31/17, valued at $22,655,850 including accrued interest	27,700,000
24,400	JPMorgan Securities, Inc., dated 4/30/13-5/1/13, 0.17%, due 5/1/13-5/2/13, proceeds $24,400,115; collateralized by U.S. Treasury Notes, 2.125%, due 12/31/15, valued at $24,919,450 including accrued interest	24,400,000
11,100	Morgan Stanley & Co., Inc., dated 4/30/13, 0.18%, due 5/1/13, proceeds $11,100,056; collateralized by U.S. Treasury Bonds, 3.50%, due 2/15/39, valued at $11,299,925 including accrued interest	11,100,000

14	April 30, 2013 | Semi-Annual Report

Schedule of Investments

PIMCO Corporate & Income Strategy Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
$50,000	RBC Capital Markets LLC, dated 4/30/13, 0.15%, due 5/1/13, proceeds $50,000,208; collateralized by U.S. Treasury Notes, 0.625%, due 11/30/17, valued at $51,001,887 including accrued interest	$50,000,000
36,800	Royal Bank of Scotland, dated 4/30/13, 0.16%, due 5/1/13, proceeds $36,800,164; collateralized by U.S. Treasury Notes, 0.125%, due 4/30/15, valued at $37,540,398 including accrued interest	36,800,000
2,164	State Street Bank and Trust Co., dated 4/30/13, 0.01%, due 5/1/13, proceeds $2,164,001; collateralized by Freddie Mac, 2.08%, due 10/17/22, valued at $2,208,858 including accrued interest	2,164,000
Total Repurchase Agreements (cost-$152,164,000)		152,164,000
U.S. Treasury Obligations (i) (m) – 0.1%
760	U.S. Treasury Bills, 0.097%-0.122%, 2/6/14 (cost-$759,344)	759,437
Total Short-Term Investments (cost-$152,923,344)		152,923,437
Total Investments (cost-$713,368,757) –100.0%		$790,511,366

Notes to Schedule of Investments:

(a)	Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $150,875,192, representing 19.1% of total investments.
(b)	Illiquid.
(c)

144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued or delayed-delivery. To be settled/delivered after April 30, 2013.
(e)	In default.
(f)	Fair-Valued–Securities with an aggregate value of $3,569,640, representing 0.5% of total investments. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.
(g)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(h)	Inflationary Bonds–Principal amount of security is adjusted for inflation/deflation.
(i)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(j)	Restricted. The aggregate acquisition cost of such securities is $21,878,877. The aggregate value is $27,266,106, representing 3.4% of total investments.
(k)	Dividend rate is fixed until the first call date and variable thereafter.
(l)	Variable or Floating Rate Security–Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on April 30, 2013.
(m)	Rates reflect the effective yields at purchase date.

Semi-Annual Report | April 30, 2013	15

Schedule of Investments

PIMCO Corporate & Income Strategy Fund

April 30, 2013 (unaudited) (continued)

(n)  Interest rate swap agreements outstanding at April 30, 2013:

OTC swap agreements:

			Rate Type
Swap Counterparty	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Value	Upfront Premiums Paid	Unrealized Appreciation
Goldman Sachs	$64,000	6/18/18	3-Month -USD LIBOR	1.25%	$352,345	$12,452	$339,893
Goldman Sachs	280,000	12/18/22	3-Month -USD LIBOR	2.30%	2,784,875	507,002	2,277,873
Morgan Stanley	111,200	7/31/20	3-Month -USD LIBOR	1.85%	891,074	147,980	743,094
Royal Bank of Scotland	156,000	12/18/22	3-Month -USD LIBOR	2.30%	1,551,572	263,830	1,287,742
					$5,579,866	$931,264	$4,648,602

Centrally cleared swap agreements:

			Rate Type
Broker (Exchange)	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Value	Unrealized Depreciation
Goldman Sachs (CME)	$50,000	6/19/43	2.75%	3-Month -USD LIBOR	$880,143	$(2,864,218)

(o)  Forward foreign currency contracts outstanding at April 30, 2013:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2013	Unrealized Appreciation (Depreciation)
Purchased:
35,960,000 British Pound settling 5/2/13	Bank of America	$54,886,575	$55,858,459	$971,884
1,390,000 Canadian Dollar settling 6/20/13	HSBC Bank	1,357,194	1,378,144	20,950
7,542,000 Euro settling 5/2/13	BNP Paribas	9,800,829	9,932,440	131,611
1,340,000 Euro settling 5/2/13	Royal Bank of Scotland	1,748,845	1,764,714	15,869
839,000 Mexican Peso settling 6/27/13	BNP Paribas	68,930	68,784	(146)
Sold:
35,960,000 British Pound settling 6/4/13	Bank of America	54,874,960	55,846,269	(971,309)
13,740,000 British Pound settling 5/2/13	Credit Suisse First Boston	20,764,451	21,343,026	(578,575)
22,220,000 British Pound settling 5/2/13	Deutsche Bank	34,217,444	34,515,433	(297,989)

16	April 30, 2013 | Semi-Annual Report

Schedule of Investments

PIMCO Corporate & Income Strategy Fund

April 30, 2013 (unaudited) (continued)

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2013	Unrealized Appreciation (Depreciation)
380,000 British Pound settling 6/4/13	HSBC Bank	$586,437	$590,144	$(3,707)
1,386,000 British Pound settling 6/12/13	Royal Bank of Scotland	2,095,605	2,152,374	(56,769)
1,063,000 Canadian Dollar settling 6/20/13	Royal Bank of Scotland	1,032,435	1,053,933	(21,498)
7,542,000 Euro settling 6/4/13	BNP Paribas	9,802,956	9,934,469	(131,513)
8,882,000 Euro settling 5/2/13	Credit Suisse First Boston	11,395,117	11,697,154	(302,037)
839,000 Mexican Peso settling 5/3/13	BNP Paribas	69,247	69,097	150
13,900,726 Mexican Peso settling 6/27/13	UBS	1,079,962	1,139,633	(59,671)
				$(1,282,750)

(p)

At April 30, 2013, the Fund held $5,075,000 in cash as collateral and pledged cash collateral of $4,091,000 for derivative contracts. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(q)

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended April 30, 2013 was $20,338,573, at a weighted average interest rate of 0.61%. There were no open reverse repurchase agreements at April 30, 2013.

(r)	Fair Value Measurements–See Note 1(b) in the Notes to Financial Statements.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 4/30/13
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	–	–	$7,106,290	$7,106,290
Banking	–	$208,432,799	3,462,359	211,895,158
Electric Utilities	–	3,094,729	107,281	3,202,010
All Other	–	100,325,330	–	100,325,330
Mortgage-Backed Securities	–	219,582,652	176,465	219,759,117
Asset-Backed Securities	–	35,797,508	–	35,797,508
Municipal Bonds	–	31,145,848	–	31,145,848
Preferred Stock:
Banking	$21,089,927	1,671,383	–	22,761,310
Diversified Financial Services	3,388,800	–	–	3,388,800
Sovereign Debt Obligations	–	1,546,069	–	1,546,069
U.S. Government Agency Securities	–	660,489	–	660,489
Short-Term Investments	–	152,923,437	–	152,923,437
	24,478,727	755,180,244	10,852,395	790,511,366
Other Financial Instruments* – Assets
Foreign Exchange Contracts	–	1,140,464	–	1,140,464
Interest Rate Contracts	–	4,648,602	–	4,648,602
	–	5,789,066	–	5,789,066

Semi-Annual Report | April 30, 2013	17

Schedule of Investments

PIMCO Corporate & Income Strategy Fund

April 30, 2013 (unaudited) (continued)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 4/30/13
Other Financial Instruments* – Liabilities
Foreign Exchange Contracts	–	$(2,423,214)	–	$(2,423,214)
Interest Rate Contracts	–	(2,864,218)	–	(2,864,218)
	–	(5,287,432)	–	(5,287,432)
Totals	$24,478,727	$755,681,878	$10,852,395	$791,013,000

At April 30, 2013, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended April 30, 2013, was as follows:

	Beginning Balance 10/31/12	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 4/30/13
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	$7,502,811	–	$(465,727)	$(52)	$(1,638)	$70,896	–	–	$7,106,290
Banking	–	$3,220,552	–	(6,207)	–	248,014	–	–	3,462,359
Electric Utilities	215,000	–	–	–	–	(107,719)	–	–	107,281
Mortgage-Backed Securities	591,933	–	–	61,243	$(85,862)†	422,180	–	$(813,029)	176,465
Totals	$8,309,744	$3,220,552	$(465,727)	$54,984	$(87,500)	$633,371	–	$(813,029)	$10,852,395

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2013.

	Ending Balance at 4/30/13	Valuation Technique Used	Unobservable Inputs	Input Values
Corporate Bonds & Notes	$7,106,290	Third-Party pricing vendor	Single Broker Quote	$101.00 – $116.00
	3,569,640	Benchmark pricing	Security Price Reset	$2.49 – $9.89
Mortgage-Backed Securities	176,465	Third-Party pricing vendor	Single Broker Quote	$20.35

†                 Relates to paydown shortfall.

*                 Other financial instruments are derivatives, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**          Transferred out of Level 3 into Level 2 because an evaluated price with observable inputs from an independent third-party pricing vendor became available.

The net change in unrealized appreciation/depreciation of Level 3 investments, held at April 30, 2013, was $276,674. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statement of Operations.

18	April 30, 2013 | Semi-Annual Report

Schedule of Investments

PIMCO Corporate & Income Strategy Fund

April 30, 2013 (unaudited) (continued)

(s)  The following is a summary of the fair valuation derivative instruments categorized by risk exposure:

The effect of derivatives on the Statement of Assets and Liabilities at April 30, 2013:

Location	Interest Rate Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Unrealized appreciation of OTC swaps	$4,648,602	–	$4,648,602
Receivable for variation margin on centrally cleared swaps*	157,746	–	157,746
Unrealized appreciation of forward foreign currency contracts	–	$1,140,464	1,140,464
Total asset derivatives	$4,806,348	$1,140,464	$5,946,812

Liability derivatives:
Unrealized depreciation of forward foreign currency contracts	$–	$(2,423,214)	$(2,423,214)

*                 Included in net unrealized depreciation of $(2,864,218) on centrally cleared swaps as reported in note (n) of the Notes to Schedule of Investments.

The effect of derivatives on the Statement of Operations for the six months ended April 30, 2013:

Location	Interest Rate Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Swaps	$(3,157,902)	–	$(3,157,902)
Foreign currency transactions (forward foreign currency contracts	–	$1,640,066	1,640,066
Total net realized gain (loss)	$(3,157,902)	$1,640,066	$(1,517,836)

Net change in unrealized appreciation/depreciation of:
Swaps	$1,632,615	–	$1,632,615
Foreign currency transactions (forward foreign currency contracts	–	$(1,418,892)	(1,418,892)
Total net change in unrealized appreciation/depreciation	$1,632,615	$(1,418,892)	$213,723

The average volume (measured at each fiscal quarter-end) of derivative activity during the six months ended April 30, 2013:

Forward Foreign Currency Contracts (1)		Interest Rate
Purchased	Sold	Swap Agreements (2)
$44,068,187	$88,331,387	$461,200

(1)  U.S. $ Value on origination date

(2)  Notional Amount (in thousands)

Glossary:

	£-	British Pound	FRN	-	Floating Rate Note
CDO	-	Collateralized Debt Obligation	GO	-	General Obligation Bond
CME	-	Chicago Mercantile Exchange	IO	-	Interest Only
CMO	-	Collateralized Mortgage Obligation	LIBOR	-	London Inter-Bank Offered Rate
CP	-	Certificates of Participation	MXN	-	Mexican Peso
	€-	Euro	OTC	-	Over-the-Counter

See accompanying Notes to Financial Statements | Semi-Annual Report | April 30, 2013	19

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

Principal Amount (000s)		Value
Mortgage-Backed Securities – 50.3%
$358	Adjustable Rate Mortgage Trust, 2.918%, 1/25/36 CMO (m)	$317,281
£347	Auburn Securities 4 PLC, 0.895%, 10/1/41 CMO (m)	509,546
	Banc of America Funding Trust, CMO (m),
$333	2.643%, 12/20/36	336,394
2,424	2.87%, 3/20/36	2,090,050
1,918	2.99%, 12/20/34	1,683,622
478	3.20%, 12/20/34	320,456
1,027	5.892%, 10/20/46	854,866
3,152	Banc of America Large Loan Trust, 2.499%, 11/15/15 CMO (a) (d) (m)	3,184,565
	Banc of America Mortgage Trust, CMO,
238	2.997%, 10/20/46 (m)	148,335
513	3.107%, 6/25/35 (m)	507,980
366	3.115%, 9/25/34 (m)	366,777
1,000	5.75%, 8/25/34	1,066,011
	BCAP LLC Trust, CMO (a) (d) (m),
2,532	1.957%, 11/26/37	2,475,658
550	5.009%, 3/26/36	517,847
	Bear Stearns Adjustable Rate Mortgage Trust, CMO (m),
173	2.804%, 9/25/34	157,307
1,631	2.804%, 10/25/36	1,367,849
621	2.882%, 1/25/35	616,771
731	2.91%, 8/25/47	531,122
1,348	5.255%, 3/25/35	1,331,914
725	5.348%, 6/25/47	673,742
215	5.424%, 9/25/34	217,831
	Bear Stearns ALT-A Trust, CMO (m),
2,711	0.36%, 6/25/46	1,496,571
1,619	0.90%, 1/25/35	1,600,599
564	2.581%, 4/25/35	472,193
110	2.753%, 11/25/35	91,823
1,497	2.766%, 5/25/36	1,043,727
933	2.941%, 5/25/35	753,832
1,714	2.974%, 9/25/34	1,568,447
1,098	3.397%, 9/25/34	1,062,632
590	4.653%, 7/25/35	487,666
1,015	4.661%, 11/25/36	852,870
6,203	4.923%, 8/25/36	4,151,972
886	5.051%, 8/25/36	651,565
2,500	Bear Stearns Commercial Mortgage Securities Trust, 5.577%, 3/13/40 CMO (a) (d) (m)	2,508,182
£546	Bluestone Securities PLC, 0.727%, 6/9/43 CMO (m)	780,115
$3,866	CBA Commercial Small Balance Commercial Mortgage, 5.54%, 1/25/39 CMO (a) (b) (d) (l) (acquisition cost-$2,179,633; purchased 11/18/09)	2,497,049
€709	Celtic Residential Irish Mortgage Securitisation No. 9 PLC, 0.359%, 11/13/47 CMO (m)	726,482

20	April 30, 2013 | Semi-Annual Report

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Chase Mortgage Finance Trust, CMO,
$1,787	5.50%, 11/25/21	$1,714,551
2,005	6.00%, 3/25/37	1,757,024
	Citigroup Mortgage Loan Trust, Inc., CMO,
4,624	2.989%, 3/25/37 (m)	3,483,574
992	5.50%, 11/25/35	873,577
2,170	Commercial Mortgage Trust, 6.052%, 7/10/46 CMO (a) (d) (m)	2,524,465
	Countrywide Alternative Loan Trust, CMO,
1,523	0.394%, 12/20/46 (m)	1,028,798
1,766	0.45%, 6/25/37 (m)	942,062
3,692	0.533%, 11/20/35 (m)	2,756,910
3,432	0.55%, 5/25/36 (m)	1,941,895
299	5.50%, 10/25/35	278,709
645	5.75%, 5/25/36 (e)	520,510
600	6.00%, 11/25/35	379,318
677	6.00%, 4/25/36	544,994
1,161	6.00%, 4/25/37	906,748
5,821	6.00%, 5/25/37	4,697,836
671	6.25%, 8/25/37	550,155
856	6.50%, 9/25/32	810,597
2,230	6.50%, 7/25/35	1,323,250
907	6.50%, 6/25/36	700,789
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
1,365	0.52%, 3/25/35 (m)	1,136,264
52	2.801%, 10/20/35 (m)	43,680
219	2.836%, 8/20/35 (m)	187,157
635	2.896%, 6/20/35 (m)	488,464
5,178	3.00%, 11/25/35 (m)	4,568,185
139	3.061%, 8/25/34 (m)	128,240
1,546	3.144%, 9/25/47 (m)	1,297,788
1,803	3.149%, 3/25/37 (m)	1,258,334
306	5.50%, 8/25/35	304,536
2,509	Credit Suisse First Boston Mortgage Securities Corp., 7.50%, 5/25/32 CMO	2,613,970
	Credit Suisse Mortgage Capital Certificates Mortgage-Backed Trust, CMO,
867	0.369%, 10/15/21 (a) (d) (m)	852,090
1,009	0.80%, 7/25/36 (m)	382,308
790	5.896%, 4/25/36	671,774
672	6.50%, 5/25/36	497,649
754	6.50%, 7/26/36	508,836
€5,192	DECO 14-Pan Europe 5BV, 0.366%, 10/27/20 CMO (m)	6,750,942
$1,049	Deutsche ALT-A Securities Mortgage Loan Trust, 0.35%, 2/25/47 CMO (m)	774,495
222	Deutsche ALT-B Securities Mortgage Loan Trust, 6.25%, 7/25/36 CMO (m)	148,816
536	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, 5.50%, 9/25/33 CMO	554,163
1,049	Downey Savings & Loan Assoc. Mortgage Loan Trust, 0.379%, 4/19/47 CMO (m)	268,687
	EMF-NL BV, CMO (m),
€800	1.21%, 7/17/41	790,170

Semi-Annual Report | April 30, 2013	21

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
€1,000	1.46%, 10/17/41	$1,146,421
279	European Property Capital EPC, 0.821%, 5/22/15	211,580
$3,500	Extended Stay America Trust, 7.625%, 12/5/19 CMO (a) (d)	3,758,610
	First Horizon Alternative Mortgage Securities Trust, CMO,
2,577	2.288%, 11/25/36 (m)	1,935,727
1,879	2.331%, 5/25/36 (m)	1,525,553
536	2.397%, 8/25/35 (m)	112,626
430	2.416%, 2/25/36 (m)	327,782
237	6.25%, 11/25/36	196,101
	First Horizon Mortgage Pass-Through Trust, CMO,
2,171	2.576%, 1/25/37 (m)	1,949,675
343	5.015%, 7/25/37 (m)	297,300
438	5.50%, 8/25/35	375,559
52,307	FREMF Mortgage Trust, 0.10%, 5/25/20 CMO, IO (g) (m)	277,120
	GMACM Mortgage Loan Trust, CMO (m),
431	3.343%, 6/25/34	428,107
380	3.565%, 6/25/34	361,019
188	3.586%, 7/19/35	175,749
1,913	Greenpoint Mortgage Funding Trust, 0.38%, 1/25/37 CMO (m)	1,307,073
149	Greenwich Capital Commercial Funding Corp., 0.342%, 11/5/21 CMO (a) (d) (m)	146,247
140	GS Mortgage Securities Corp. II Trust, 4.805%, 3/6/20 CMO (a) (d) (m)	141,218
	GS Mortgage Securities Trust, CMO (a) (d) (m),
10,031	1.671%, 8/10/43 IO	787,037
2,100	6.128%, 8/10/43	2,448,867
	GSR Mortgage Loan Trust, CMO,
1,007	0.65%, 7/25/37 (m)	676,951
3,141	2.776%, 1/25/36 (m)	2,854,396
57	3.127%, 12/25/34 (m)	51,984
156	6.00%, 9/25/34	159,141
	Harborview Mortgage Loan Trust, CMO (m),
3,129	0.389%, 2/19/46	2,606,296
5,550	0.409%, 11/19/36	4,336,120
379	0.519%, 1/19/35	329,493
540	0.759%, 6/19/34	523,787
449	3.496%, 8/19/36	335,042
2,302	5.385%, 6/19/36	1,749,908
713	Homebanc Mortgage Trust, 0.45%, 3/25/35 CMO (m)	599,402
€1,076	IM Pastor 4 Fondo de Titulizacion de Activos, 0.35%, 3/22/44 CMO (m)	1,041,793
$583	Impac CMB Trust, 0.46%, 11/25/35 CMO (m)	350,694
2,488	IndyMac INDA Mortgage Loan Trust, 2.891%, 12/25/36 CMO (m)	2,128,140
	IndyMac Index Mortgage Loan Trust, CMO (m),
364	0.43%, 4/25/35 (e)	292,607
373	1.00%, 8/25/34	318,007
767	1.06%, 9/25/34	693,711
593	2.402%, 6/25/37	435,635
2,046	2.82%, 5/25/37	1,606,016

22	April 30, 2013 | Semi-Annual Report

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
$226	5.059%, 5/25/37	$34,462
2,453	5.146%, 11/25/36	2,313,886
	JPMorgan Alternative Loan Trust, CMO (m),
845	2.733%, 5/25/36	666,505
310	5.50%, 11/25/36	306,514
4,000	JPMorgan Chase Commercial Mortgage Securities Trust, 5.708%, 3/18/51 CMO (a) (d) (g) (m)	4,459,392
	JPMorgan Mortgage Trust, CMO,
661	2.887%, 6/25/37 (m)	548,575
335	2.967%, 7/25/35 (m)	332,592
112	2.987%, 10/25/36 (m)	94,068
1,640	3.177%, 5/25/36 (m)	1,430,411
3,160	5.50%, 11/25/34 (k)	3,178,366
316	6.00%, 8/25/37	278,660
3,553	KGS Alpha SBA, 1.00%, 4/25/38 CMO (a) (b) (d) (g) (l) (acquisition cost-$184,594; purchased 10/18/12)	184,783
	Landmark Mortgage Securities PLC, CMO (m),
€599	0.424%, 6/17/38	749,780
£1,571	0.727%, 6/17/38	2,308,448
	Lehman Mortgage Trust, CMO,
$4,140	6.00%, 5/25/37	3,948,253
850	6.354%, 4/25/36 (m)	811,361
	MASTR Adjustable Rate Mortgages Trust, CMO (m),
1,544	0.41%, 4/25/46	1,165,238
840	0.916%, 1/25/47	520,065
1,208	3.133%, 10/25/34	1,079,341
	Morgan Stanley Mortgage Loan Trust, CMO,
3,570	2.789%, 7/25/35 (m)	3,145,990
570	3.172%, 1/25/35 (m)	34,938
1,082	5.75%, 12/25/35	1,047,056
778	6.00%, 8/25/37	736,750
6,200	Morgan Stanley Re-Remic Trust, zero coupon, 7/17/56 CMO, PO (a) (b) (d) (l) (acquisition cost-$5,789,919; purchased 4/6/11)	5,921,000
€1,750	Opera Finance Cmh PLC, 0.511%, 1/15/15 CMO (m)	1,489,389
	Prime Mortgage Trust, CMO,
$6,659	0.55%, 6/25/36 (m)	2,727,952
333	7.00%, 7/25/34	308,988
2,000	RBSCF Trust, 5.223%, 8/16/48 CMO (a) (d) (m)	2,243,534
51	Regal Trust IV, 2.499%, 9/29/31 CMO (a) (d) (m)	49,269
	Residential Accredit Loans, Inc., CMO,
512	0.38%, 6/25/46 (m)	251,993
252	5.50%, 4/25/37	204,886
1,188	6.00%, 8/25/35	1,079,128
1,131	6.00%, 1/25/37	971,807
849	Residential Asset Securitization Trust, 6.00%, 3/25/37 CMO	666,848

Semi-Annual Report | April 30, 2013	23

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Residential Funding Mortgage Securities I, CMO,
$655	5.75%, 7/27/37 (m)	$613,483
1,190	6.00%, 6/25/37	1,107,325
832	Salomon Brothers Mortgage Securities VII, Inc., 6.50%, 2/25/29 CMO	846,099
720	Sequoia Mortgage Trust, 2.814%, 1/20/38 CMO (m)	613,933
	Structured Adjustable Rate Mortgage Loan Trust, CMO (m),
48	2.633%, 8/25/34	46,923
2,292	4.992%, 11/25/36	2,200,204
2,249	5.168%, 1/25/36	1,863,235
	Structured Asset Mortgage Investments II Trust, CMO (m),
3,587	0.41%, 8/25/36	2,659,559
294	0.43%, 5/25/45	231,542
958	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2.594%, 1/25/34 CMO (m)	928,001
726	Suntrust Adjustable Rate Mortgage Loan Trust, 5.683%, 10/25/37 CMO (m)	685,063
€131	Talisman-7 Finance Ltd., 0.411%, 4/22/17 CMO (m)	167,920
$603	TBW Mortgage-Backed Trust, 6.00%, 7/25/36 CMO	405,046
5,000	WaMu Commercial Mortgage Securities Trust, 6.30%, 3/23/45 CMO (a) (d) (m)	5,268,881
	WaMu Mortgage Pass-Through Certificates, CMO (m),
65	0.49%, 10/25/45	61,554
192	2.211%, 3/25/33	193,206
1,134	2.294%, 3/25/37	883,364
3,090	2.445%, 6/25/37	2,615,207
3,418	2.499%, 7/25/46	3,284,473
2,325	2.583%, 2/25/37	2,008,382
3,253	2.757%, 7/25/37	2,593,004
2,628	4.677%, 7/25/37	2,283,472
725	4.845%, 11/25/36	646,795
1,989	4.909%, 2/25/37	1,727,113
	Washington Mutual Mortgage Pass-Through Certificates, CMO,
996	1.028%, 10/25/46 (m)	615,323
6,057	5.50%, 7/25/35	5,428,652
71	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, 1.60%, 6/25/33 CMO (m)	67,342
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
887	0.70%, 7/25/37 (m)	746,881
67	2.614%, 9/25/36 (m)	60,774
67	2.636%, 10/25/36 (m)	59,884
159	2.72%, 4/25/36 (m)	150,541
1,838	3.037%, 9/25/36 (m)	1,631,191
81	5.50%, 1/25/36	22,703
2,500	WFDB Commercial Mortgage Trust, 6.403%, 7/5/24 CMO (a) (d)	2,580,617
Total Mortgage-Backed Securities (cost-$183,745,759)		221,570,373
Corporate Bonds & Notes – 47.2%
Airlines – 3.1%
910	American Airlines Pass-Through Trust, 8.625%, 4/15/23	962,310

24	April 30, 2013 | Semi-Annual Report

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
$2,500	American Airlines, Inc., 10.50%, 10/15/12 (f)	$2,962,500
	Continental Airlines Pass-Through Trust (k),
1,083	7.707%, 10/2/22	1,225,183
1,064	8.048%, 5/1/22	1,236,006
1,534	Delta Air Lines, Inc., 7.75%, 6/17/21 (k)	1,794,659
516	Northwest Airlines, Inc., 1.039%, 11/20/15 (MBIA) (m)	511,077
	United Air Lines Pass-Through Trust (k),
2,134	9.75%, 7/15/18	2,475,105
1,907	10.40%, 5/1/18	2,212,457
		13,379,297
Banking – 14.8%
	Ally Financial, Inc. (k),
1,850	6.75%, 12/1/14	1,993,375
5,000	8.30%, 2/12/15	5,568,750
3,900	Banco Continental SAECA, 8.875%, 10/15/17 (a) (b) (d) (k) (l) (acquisition cost-$3,900,000; purchased 10/10/12)	4,348,500
£2,100	Barclays Bank PLC, 14.00%, 6/15/19 (h)	4,535,468
	BPCE S.A. (h),
€750	9.00%, 3/17/15	1,059,090
350	9.25%, 4/22/15	493,259
$3,700	CIT Group, Inc., 5.25%, 4/1/14 (a) (d) (k)	3,843,375
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
€3,000	6.875%, 3/19/20	4,489,313
$6,875	11.00%, 6/30/19 (a) (d) (h) (k)	9,287,932
	Credit Agricole S.A. (h),
£650	5.136%, 2/24/16	956,265
500	7.589%, 1/30/20	784,261
1,400	8.125%, 10/26/19	2,306,711
$7,300	Discover Bank, 7.00%, 4/15/20 (k)	9,136,038
£1,200	DnB NOR Bank ASA, 6.012%, 3/29/17 (h)	1,947,901
	LBG Capital No. 1 PLC,
1,600	7.588%, 5/12/20	2,646,908
400	7.869%, 8/25/20	667,008
200	LBG Capital No. 2 PLC, 15.00%, 12/21/19	455,131
$2,500	Morgan Stanley, 0.757%, 10/15/15 (k) (m)	2,470,215
5,000	Regions Financial Corp., 7.75%, 11/10/14 (k)	5,525,670
2,500	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (h) (k)	2,643,750
		65,158,920
Building Materials – 0.2%
	Corp. GEO S.A.B. de C.V. (a) (d),
200	8.875%, 3/27/22	93,000
1,800	9.25%, 6/30/20	837,000
		930,000
Coal – 1.0%
2,100	Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (a) (d) (k)	2,094,750

Semi-Annual Report | April 30, 2013	25

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Mongolian Mining Corp.,
$300	8.875%, 3/29/17 (a) (d)	$308,640
2,100	8.875%, 3/29/17 (k)	2,160,480
		4,563,870
Diversified Financial Services – 6.0%
2,300	AGFC Capital Trust I, 6.00%, 1/15/67 (converts to FRN on 1/15/17) (a) (d) (k)	1,863,000
2,000	Cantor Fitzgerald L.P., 7.875%, 10/15/19 (a) (d) (k)	2,113,210
5,000	HSBC Finance Corp., 6.676%, 1/15/21 (k)	6,060,405
	SLM Corp.,
€1,250	0.533%, 6/17/13 (m)	1,647,602
$150	0.576%, 1/27/14 (m)	149,176
220	4.045%, 6/15/13 (m)	219,439
200	4.045%, 12/15/13 (m)	200,666
975	5.00%, 10/1/13 (k)	992,063
1,000	5.375%, 5/15/14 (k)	1,042,801
1,000	8.00%, 3/25/20	1,159,781
4,700	8.45%, 6/15/18 (k)	5,543,044
	Springleaf Finance Corp. (k),
1,100	6.50%, 9/15/17	1,133,000
2,500	6.90%, 12/15/17	2,614,062
10,309	Toll Road Investors Partnership II L.P., zero coupon, 2/15/45 (MBIA) (a) (b) (d) (l) (acquisition cost-$1,691,514; purchased 11/20/12-11/29/12)	1,836,193
		26,574,442
Electric Utilities – 0.9%
1,600	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (a) (d) (k)	1,748,000
2,000	Energy Future Intermediate Holding Co. LLC, 10.00%, 12/1/20 (a) (d) (k)	2,277,500
		4,025,500
Engineering & Construction – 0.9%
3,972	Alion Science and Technology Corp., 12.00%, 11/1/14 PIK (k)	4,101,463
Healthcare-Services – 0.8%
3,000	HCA, Inc., 6.50%, 2/15/20 (k)	3,472,500
Household Products/Wares – 1.3%
5,940	Armored Autogroup, Inc., 9.25%, 11/1/18 (k)	5,739,525
Insurance – 2.8%
	American International Group, Inc.,
1,500	6.40%, 12/15/20 (k)	1,879,964
£546	6.765%, 11/15/17	1,023,113
$6,400	8.25%, 8/15/18 (k)	8,318,758
£550	8.625%, 5/22/68 (converts to FRN on 5/22/18)	1,050,843
		12,272,678
Lodging – 1.7%
$5,538	Times Square Hotel Trust, 8.528%, 8/1/26 (a) (d) (k)	7,474,867
Media – 0.5%
2,100	Radio One, Inc., 12.50%, 5/24/16 (k)	2,142,000

26	April 30, 2013 | Semi-Annual Report

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
Mining – 0.3%
	AngloGold Ashanti Holdings PLC (k),
$300	5.375%, 4/15/20	$314,999
800	6.50%, 4/15/40	800,064
		1,115,063
Miscellaneous Manufacturing – 0.4%
2,800	Colt Defense LLC, 8.75%, 11/15/17 (k)	1,918,000
Oil & Gas – 5.8%
	Anadarko Petroleum Corp. (k),
600	6.20%, 3/15/40	761,479
4,200	6.45%, 9/15/36	5,391,422
6,900	BP Capital Markets PLC, 4.75%, 3/10/19 (k)	8,054,584
958	Global Geophysical Services, Inc., 10.50%, 5/1/17 (k)	857,410
4,750	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (a) (d) (k)	5,296,250
	OGX Austria GmbH (a) (d) (k),
3,300	8.375%, 4/1/22	2,021,250
3,700	8.50%, 6/1/18	2,340,250
	Pride International, Inc. (k),
200	6.875%, 8/15/20	254,591
200	7.875%, 8/15/40	300,402
		25,277,638
Paper & Forest Products – 0.1%
250	Millar Western Forest Products Ltd., 8.50%, 4/1/21	253,750
Pipelines – 2.2%
2,500	Kinder Morgan Energy Partners L.P., 6.50%, 9/1/39 (k)	3,184,840
	NGPL PipeCo LLC (a) (d) (k),
300	7.768%, 12/15/37	302,250
4,700	9.625%, 6/1/19	5,193,500
1,200	Rockies Express Pipeline LLC, 6.875%, 4/15/40 (a) (d) (k)	1,092,000
		9,772,590
Real Estate Investment Trust – 2.2%
1,000	Kilroy Realty L.P., 5.00%, 11/3/15 (k)	1,087,857
4,750	SL Green Realty Corp., 7.75%, 3/15/20 (k)	5,956,628
2,000	Weyerhaeuser Co., 7.375%, 3/15/32 (k)	2,741,738
		9,786,223
Retail – 1.0%
£500	Aston Martin Capital Ltd., 9.25%, 7/15/18	811,625
$2,803	CVS Pass-Through Trust, 7.507%, 1/10/32 (a) (d) (k)	3,725,397
		4,537,022
Telecommunications – 0.6%
2,000	Frontier Communications Corp., 9.00%, 8/15/31 (k)	2,110,000
500	Telecom Italia Capital S.A., 7.20%, 7/18/36	541,306
		2,651,306
Transportation – 0.6%
2,000	Aeropuertos Dominicanos Siglo XXI S.A., 9.25%, 11/13/19 (a) (d) (k)	2,180,000

Semi-Annual Report | April 30, 2013	27

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
$500	Maxim Crane Works L.P., 12.25%, 4/15/15 (a) (d) (k)	$528,125
120	Western Express, Inc., 12.50%, 4/15/15 (a) (d)	88,200
		2,796,325
Total Corporate Bonds & Notes (cost-$177,338,858)		207,942,979
U.S. Government Agency Securities – 19.9%
Fannie Mae – 19.9%
1,000	4.00%, MBS, TBA, 30 Year (e)	1,069,375
6,426	4.00%, 11/1/33-8/1/41, MBS	6,885,615
74,375	4.00%, 8/1/40-8/1/41, MBS (k)	79,714,571
Total U.S. Government Agency Securities (cost-$82,622,018)		87,669,561
Asset-Backed Securities – 19.5%
441	Access Financial Manufactured Housing Contract Trust, 7.65%, 5/15/21	445,352
1,290	Accredited Mortgage Loan Trust, 0.38%, 4/25/36 (m)	1,208,749
427	ACE Securities Corp. Home Equity Loan Trust, 0.60%, 8/25/45 (m)	422,271
	Asset-Backed Funding Certificates (m),
16	0.76%, 10/25/33	14,080
1,818	1.025%, 8/25/33	1,767,677
1,645	Associates Manufactured Housing Pass-Through Certificates, 7.15%, 3/15/28 (m)	1,973,579
1,471	Bear Stearns Asset-Backed Securities I Trust, 0.70%, 9/25/34 (m)	1,287,849
1,375	Bear Stearns Asset-Backed Securities Trust, 3.059%, 7/25/36 (m)	353,745
3,801	Bombardier Capital Mortgage Securitization Corp. Trust, 7.83%, 6/15/30 (m)	2,478,351
	Conseco Finance Securitizations Corp.,
1,418	7.77%, 9/1/31	1,591,191
2,091	7.96%, 5/1/31	1,760,425
302	7.97%, 5/1/32	219,605
3,456	8.06%, 5/1/31	2,497,432
3,070	9.163%, 3/1/33 (m)	2,798,121
	Conseco Financial Corp.,
243	6.22%, 3/1/30	265,984
252	6.33%, 11/1/29 (m)	266,485
1,922	6.53%, 2/1/31 (m)	1,976,620
100	6.86%, 3/15/28	103,795
461	7.05%, 1/15/27	479,137
832	7.14%, 3/15/28	907,701
554	7.24%, 6/15/28 (m)	591,088
436	7.40%, 6/15/27	453,081
	Countrywide Asset-Backed Certificates (m),
23	0.35%, 3/25/47	20,181
1,185	0.54%, 12/25/36 (a) (d)	658,347
588	0.59%, 11/25/34	579,211
721	0.76%, 8/25/32	579,907
176	4.693%, 10/25/35	170,350
183	Countrywide Home Equity Loan Trust, 0.549%, 3/15/29 (m)	180,959
1,000	Greenpoint Manufactured Housing, 8.30%, 10/15/26 (m)	1,101,235

28	April 30, 2013 | Semi-Annual Report

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
$643	GSAMP Trust, 0.50%, 5/25/36 (a) (d) (m)	$633,485
49	Home Equity Asset Trust, 2.60%, 10/25/33 (m)	41,548
	IndyMac Residential Asset-Backed Trust (m),
18,750	0.44%, 4/25/47	10,606,181
6,500	0.52%, 4/25/47	4,197,463
11	JP Morgan Mortgage Acquisition Trust, 0.28%, 8/25/36 (m)	4,434
2,468	Legg Mason MTG Capital Corp., 7.11%, 3/10/21 (a) (b) (g) (l) (acquisition cost-$2,333,693; purchased 1/29/13)	2,461,762
1,605	Legg Mason PT, 6.55%, 3/10/20 (a) (b) (d) (l) (acquisition cost-$1,601,341; purchased 4/30/13)	1,601,341
	Long Beach Mortgage Loan Trust (m),
1,269	0.36%, 10/25/36	621,730
579	2.675%, 3/25/32	510,356
2,955	Loomis Sayles CBO, 0.506%, 10/26/20 CDO (a) (d) (m)	2,885,071
381	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	382,595
7,194	Merrill Lynch First Franklin Mortgage Loan Trust, 0.44%, 5/25/37 (m)	4,285,156
2,111	Merrill Lynch Mortgage Investors Trust, 0.70%, 6/25/36 (m)	1,876,981
1,344	Morgan Stanley Dean Witter Capital I, Inc. Trust, 1.625%, 2/25/33 (m)	1,289,641
	Oakwood Mortgage Investors, Inc.,
35	0.429%, 5/15/13 (m)	29,441
125	8.00%, 10/15/26	125,168
	Option One Mortgage Loan Trust,
1	0.32%, 2/25/38 (m)	682
68	5.662%, 1/25/37	48,750
4,417	Origen Manufactured Housing Contract Trust, 7.65%, 3/15/32	4,724,474
3,330	Ownit Mortgage Loan Trust, 3.776%, 12/25/36	1,620,517
	Residential Asset Mortgage Products, Inc.,
15	4.02%, 4/25/33 (m)	14,464
569	5.22%, 7/25/34 (m)	554,191
1,664	5.86%, 11/25/33	1,794,688
	Residential Asset Securities Corp. (m),
20	0.39%, 3/25/36	19,573
26	4.47%, 3/25/32	27,178
504	Securitized Asset-Backed Receivables LLC Trust, 0.43%, 2/25/37 (m)	259,065
	South Coast Funding VII Ltd. CDO (a) (d) (g) (m),
53,478	0.54%, 1/6/41	14,121,356
1,937	0.54%, 1/6/41 (b) (l) (acquisition cost-$383,760; purchased 8/16/12-11/8/12)	513,057
819	Structured Asset Securities Corp. Mortgage Loan Trust, 0.50%, 6/25/35 (m)	742,915
2,542	Talon Funding Ltd., 0.774%, 6/5/35 CDO (a) (d) (g) (m)	1,567,702
741	UCFC Home Equity Loan Trust, 7.75%, 4/15/30 (m)	603,887
569	Vanderbilt Acquisition Loan Trust, 7.33%, 5/7/32 (m)	626,377
Total Asset-Backed Securities (cost-$69,475,455)		85,943,737
Sovereign Debt Obligations – 5.4%
Brazil – 0.4%
	Brazil Notas do Tesouro Nacional, Ser. F,
BRL363	10.00%, 1/1/14	183,676

Semi-Annual Report | April 30, 2013	29

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
BRL3,106	10.00%, 1/1/17	$1,606,682
62	10.00%, 1/1/21	32,018
62	10.00%, 1/1/23	31,830
		1,854,206
Philippines – 1.5%
$5,000	Power Sector Assets & Liabilities Management Corp., 7.25%, 5/27/19 (k)	6,331,250
Turkey – 3.5%
TRY23,837	Turkey Government Bond, 3.00%, 1/6/21 (i)	15,403,788
Total Sovereign Debt Obligations (cost-$21,000,054)		23,589,244

Shares
Convertible Preferred Stock – 4.7%
Banking – 4.4%
14,500	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (h)	19,136,375
Electric Utilities – 0.3%
25,500	PPL Corp., 9.50%, 7/1/13	1,490,475
Total Convertible Preferred Stock (cost-$10,478,225)		20,626,850

Principal Amount (000s)
Senior Loans – 3.1%
Electric Utilities – 0.3%
$1,913	Texas Competitive Electric Holdings Co. LLC, 4.70%-4.792%, 10/10/17 (a) (c)	1,410,022
Financial Services – 2.4%
10,522	Springleaf Finance Corp., 5.50%, 5/10/17 (a) (c)	10,580,734
Hotels/Gaming – 0.4%
1,500	Stockbridge SBE Holdings LLC, 13.00%, 5/2/17, Term B (a) (b) (c) (l) (acquisition cost-$1,445,625; purchased 5/1/12-7/10/12)	1,612,500
Total Senior Loans (cost-$13,059,028)		13,603,256
Convertible Bonds – 1.1%
Real Estate Investment Trust – 1.1%
3,800	SL Green Operating Partnership L.P., 3.00%, 10/15/17 (a) (d) (cost-$3,781,171)	4,690,625
U.S. Treasury Obligations (j) – 0.9%
U.S. Treasury Notes – 0.9%
989	0.25%, 1/31/14	990,082
2,825	1.00%, 1/15/14	2,842,987
100	2.375%, 8/31/14	102,941
Total U.S. Treasury Obligations (cost-$3,932,844)		3,936,010

30	April 30, 2013 | Semi-Annual Report

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
Municipal Bonds – 0.7%
California – 0.1%
$540	Statewide Communities Dev. Auth. Rev., Lancer Student Housing Project, 9.50%, 6/1/14, Ser. B	$552,603
West Virginia – 0.6%
2,965	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	2,599,119
Total Municipal Bonds (cost-$3,384,299)		3,151,722

Shares
Preferred Stock (m) – 0.2%
Diversified Financial Services – 0.2%
	SLM Corp. CPI-Linked MTN, Ser. A,
8,500	3.524%, 1/16/18	210,715
32,400	3.59%, 3/15/17	801,576
Total Preferred Stock (cost-$460,125)		1,012,291
Common Stock – 0.1%
Media – 0.1%
5,969	Tribune Co. (o) (cost-$340,187)	338,741

Units
Warrants – 0.0%
Engineering & Construction – 0.0%
3,575	Alion Science and Technology Corp., expires 11/1/14 (a) (d) (o) (cost-$36)	36

Principal Amount (000s)
Short-Term Investments – 4.3%
U.S. Treasury Obligations (j) (n) – 2.2%
$9,793	U.S. Treasury Bills, 0.122%-0.141%, 1/9/14-3/6/14 (cost-$9,782,954)	9,784,886
Repurchase Agreements – 2.1%
1,300	Banc of America Securities LLC, dated 4/30/13, 0.17%, due 5/1/13, proceeds $1,300,006; collateralized by U.S. Treasury Notes, 0.625%, due 4/30/18, valued at $1,326,905 including accrued interest	1,300,000
7,300	Citigroup Global Markets, Inc., dated 4/30/13, 0.16%, due 5/1/13, proceeds $7,300,032; collateralized by U.S. Treasury Notes, 0.75%, due 10/31/17, valued at $7,451,190 including accrued interest	7,300,000

Semi-Annual Report | April 30, 2013	31

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
$860	State Street Bank and Trust Co., dated 4/30/13, 0.01%, due 5/1/13, proceeds $860,000; collateralized by Fannie Mae, 2.20%, due 10/17/22, valued at $878,469 including accrued interest	$860,000
Total Repurchase Agreements (cost-$9,460,000)		9,460,000
Total Short-Term Investments (cost-$19,242,954)		19,244,886
Total Investments (cost-$588,861,013) – 157.4%		693,320,311
Liabilities in excess of other assets – (57.4)%		(252,975,030)
Net Assets – 100.0%		$440,345,281

Notes to Schedule of Investments:

(a)         Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $146,178,538, representing 33.2% of net assets.

(b)         Illiquid.

(c)          These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2013.

(d)         144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)          When-issued or delayed-delivery. To be settled/delivered after April 30, 2013.

(f)           In default.

(g)          Fair-Valued–Securities with an aggregate value of $23,585,172, representing 5.4% of net assets. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(h)         Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.

(i)             Inflationary Bonds–Principal amount of security is adjusted for inflation/deflation.

(j)            All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(k)         All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

(l)             Restricted. The aggregate acquisition cost of such securities is $19,510,079. The aggregate value is $20,976,185, representing 4.8% of net assets.

(m)     Variable or Floating Rate Security–Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on April 30, 2013.

(n)         Rates reflect the effective yields at purchase date.

(o)         Non-income producing.

32	April 30, 2013 | Semi-Annual Report

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

(p)  Credit default swap agreements outstanding at April 30, 2013:

OTC sell protection swap agreements:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (1)	Credit Spread	Termination Date	Payments Received	Value (2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America:
MetLife, Inc.	$6,200	0.50%	9/20/15	1.00%	$81,529	$(416,629)	$498,158
SLM	4,150	0.46%	12/20/13	5.00%	145,985	(508,375)	654,360
Barclays Bank:
Gazprom	1,250	1.81%	12/20/17	1.90%	13,485	–	13,485
VTB Capital	1,250	2.38%	12/20/17	2.34%	8,742	–	8,742
Citigroup:
JC Penney Corp., Inc.	5,000	7.16%	9/20/17	5.00%	(359,482)	(650,000)	290,518
Majapahit Holding	3,000	2.12%	12/20/17	2.65%	78,915	–	78,915
Republic of Indonesia	3,000	1.17%	12/20/17	2.14%	138,205	–	138,205
SLM	4,150	0.46%	12/20/13	5.00%	145,984	358,731	(212,747)
Credit Suisse First Boston:
JC Penney Corp., Inc.	500	7.49%	3/20/18	5.00%	(45,230)	(90,000)	44,770
Nokia Oyj	€1,000	4.66%	6/20/17	5.00%	24,142	(189,375)	213,517
Nokia Oyj	2,000	4.93%	9/20/17	5.00%	22,438	(431,885)	454,323
TNK	$1,500	1.96%	12/20/17	3.15%	96,602	–	96,602
Deutsche Bank:
SLM	900	0.46%	12/20/13	5.00%	31,660	(126,000)	157,660
Morgan Stanley:
JC Penney Corp., Inc.	2,500	7.49%	3/20/18	5.00%	(226,150)	(450,000)	223,850
Royal Bank of Scotland:
Markit ABX.HE AA 06-1	19,459	†	7/25/45	0.32%	(5,069,569)	(11,435,209)	6,365,640
Markit ABX.HE AAA 06-1	8,272	†	7/25/45	0.18%	(131,053)	(827,203)	696,150
Markit ABX.HE AAA 07-1	8,235	†	8/25/37	0.09%	(2,706,338)	(4,076,099)	1,369,761
					$(7,750,135)	$(18,842,044)	$11,091,909

†	Credit Spread not quoted for asset-backed securities.
(1)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2013 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Semi-Annual Report | April 30, 2013	33

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

(q)  Interest rate swap agreements outstanding at April 30, 2013:

Centrally cleared swap agreements:

			Rate Type
Broker (Exchange)	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Value	Unrealized Depreciation
UBS (CME)	$47,000	3/20/43	2.75%	3-Month USD-LIBOR	$513,051	$(428,871)

(r)  Forward foreign currency contracts outstanding at April 30, 2013:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2013	Unrealized Appreciation (Depreciation)
Purchased:
13,600,000 British Pound settling 5/2/13	Bank of America	$20,757,992	$21,125,557	$367,565
15,478,000 Euro settling 5/2/13	BNP Paribas	20,113,661	20,383,759	270,098
3,400,000 Euro settling 6/4/13	Royal Bank of Scotland	4,473,961	4,478,546	4,585
68,899 South African Rand settling 7/30/13	Bank of America	7,556	7,589	33
Sold:
3,600,080 Brazilian Real settling 6/4/13	Credit Suisse First Boston	1,817,029	1,792,712	24,317
13,600,000 British Pound settling 6/4/13	Bank of America	20,753,600	21,120,947	(367,347)
227,000 British Pound settling 5/8/13	Citigroup	353,170	352,596	574
13,600,000 British Pound settling 5/2/13	UBS	20,546,145	21,125,557	(579,412)
15,478,000 Euro settling 5/2/13	BNP Paribas	19,786,797	20,383,760	(596,963)
15,478,000 Euro settling 6/4/13	BNP Paribas	20,118,026	20,387,923	(269,897)
168,000 Euro settling 5/8/13	Citigroup	221,358	221,255	103
91,849 Russian Ruble settling 10/7/13	Bank of America	2,821	2,877	(56)
27,013,065 Turkish Lira settling 10/9/13	Credit Suisse First Boston	14,630,126	14,821,402	(191,276)
				$(1,337,676)

(s)  At April 30, 2013, the Fund held $320,000 in cash as collateral and pledged cash collateral of $166,000 for derivative contracts. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

34	April 30, 2013 | Semi-Annual Report

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

(t)  Open reverse repurchase agreements at April 30, 2013:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	0.40%	4/4/13	5/3/13	$3,946,184	$3,945,000
	0.40	4/9/13	5/14/13	1,184,289	1,184,000
	0.40	4/15/13	5/15/13	8,280,472	8,279,000
	0.40	4/30/13	6/7/13	3,946,000	3,946,000
	0.55	2/15/13	5/15/13	1,432,640	1,431,000
	0.62	2/27/13	8/27/13	3,101,361	3,098,000
	0.625	2/25/13	8/26/13	12,433,014	12,419,000
	0.65	3/20/13	6/21/13	3,996,028	3,993,000
	0.65	4/1/13	5/3/13	2,492,349	2,491,000
	0.65	4/9/13	5/14/13	1,205,479	1,205,000
	0.65	4/30/13	6/7/13	2,410,000	2,410,000
	0.71	3/13/13	6/11/13	7,006,765	7,000,000
	0.71	3/13/13	6/17/13	5,328,144	5,323,000
	0.71	3/20/13	6/21/13	5,778,783	5,774,000
	0.71	4/15/13	7/15/13	7,049,224	7,047,000
	0.71	4/16/13	7/17/13	7,005,072	7,003,000
	0.75	2/11/13	5/3/13	2,646,348	2,642,000
	0.75	2/15/13	5/15/13	14,992,389	14,969,000
Citigroup	0.949	4/22/13	5/23/13	1,350,320	1,350,000
Credit Suisse First Boston	(1.75)	4/12/13	4/10/15	1,307,791	1,309,000
	–	12/20/12	12/19/14	1,791,000	1,791,000
Deutsche Bank	(0.50)	4/30/13	4/30/15	2,029,000	2,029,000
	–	4/23/13	4/23/15	2,232,000	2,232,000
	0.28	4/11/13	5/13/13	77,011,978	77,000,000
	0.50	4/11/13	7/11/13	1,796,499	1,796,000
	0.55	2/22/13	5/22/13	1,368,420	1,367,000
	0.60	4/10/13	5/8/13	3,651,278	3,650,000
	0.68	2/22/13	5/22/13	5,156,615	5,150,000
	0.68	2/28/13	5/30/13	10,736,559	10,724,000
	0.68	3/4/13	6/4/13	1,146,254	1,145,000
	0.68	3/18/13	6/18/13	1,605,333	1,604,000
	0.68	4/9/13	7/11/13	1,938,805	1,938,000
	0.75	2/15/13	5/16/13	2,835,423	2,831,000
Royal Bank of Canada	0.44	2/11/13	5/15/13	2,476,389	2,474,000
	0.45	2/22/13	5/22/13	7,727,563	7,721,000
	0.45	3/8/13	6/12/13	8,741,897	8,736,000
	0.45	3/13/13	6/14/13	3,151,929	3,150,000
	0.68	6/12/13	6/12/13	2,653,454	2,651,000
UBS	0.61	2/22/13	8/22/13	14,294,450	14,278,000
					$249,085,000

(u)  The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended April 30, 2013 was $253,508,039, at a weighted average interest rate of 0.52%. Total value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at April 30, 2013 was $256,572,365.

Semi-Annual Report | April 30, 2013	35

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

At April 30, 2013, the Fund held Corporate Bonds & Notes valued at $882,568 as collateral for open reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

(v)  Fair Value Measurements–See Note 1(b) in the Notes to Financial Statements.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 4/30/13
Investments in Securities – Assets
Mortgage-Backed Securities	–	$210,728,078	$10,842,295	$221,570,373
Corporate Bonds & Notes:
Airlines	–	3,473,577	9,905,720	13,379,297
All Other	–	194,563,682	–	194,563,682
U.S. Government Agency Securities	–	87,669,561	–	87,669,561
Asset-Backed Securities	–	67,279,860	18,663,877	85,943,737
Sovereign Debt Obligations	–	23,589,244	–	23,589,244
Convertible Preferred Stock	$20,626,850	–	–	20,626,850
Senior Loans:
Hotels/Gaming	–	–	1,612,500	1,612,500
All Other	–	11,990,756	–	11,990,756
Convertible Bonds	–	4,690,625	–	4,690,625
U.S. Treasury Obligations	–	3,936,010	–	3,936,010
Municipal Bonds	–	3,151,722	–	3,151,722
Preferred Stock	1,012,291	–	–	1,012,291
Common Stock	338,741	–	–	338,741
Warrants	–	36	–	36
Short-Term Investments	–	19,244,886	–	19,244,886
	21,977,882	630,318,037	41,024,392	693,320,311
Other Financial Instruments* – Assets
Credit Contracts	–	11,304,656	–	11,304,656
Foreign Exchange Contracts	–	667,275	–	667,275
	–	11,971,931	–	11,971,931
Other Financial Instruments* – Liabilities
Credit Contracts	–	(212,747)	–	(212,747)
Foreign Exchange Contracts	–	(2,004,951)	–	(2,004,951)
Interest Rate Contracts	–	(428,871)	–	(428,871)
	–	(2,646,569)	–	(2,646,569)
Totals	$21,977,882	$639,643,399	$41,024,392	$702,645,673

At April 30, 2013, there were no transfers between Levels 1 and 2.

36	April 30, 2013 | Semi-Annual Report

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended April 30, 2013, was as follows:

	Beginning Balance 10/31/12	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 4/30/13
Investments in Securities – Assets
Mortgage-Backed Securities	$10,333,359	$272,466	$(28,294)†	$2,038	–	$262,726	–	–	$10,842,295
Corporate Bonds & Notes:
Airlines	10,587,025	–	(694,823)	8,428	$2,915	2,175	–	–	9,905,720
Asset-Backed Securities	14,048,213	2,735,850	(1,401,274)	278,379	825,540	2,177,169	–	–	18,663,877
Senior Loans:
Hotels/Gaming	1,500,000	–	–	5,443	–	107,057	–	–	1,612,500
Totals	$36,468,597	$3,008,316	$(2,124,391)	$294,288	$828,455	$2,549,127	–	–	$41,024,392

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2013.

	Ending Balance at 4/30/13	Valuation Technique Used	Unobservable Inputs	Input Values
Mortgage-Backed Securities	$4,459,392	Benchmark Pricing	Security Price Reset	$111.48
	461,903	Market Comparable Security	Security Price Reset	$0.53 – $5.20
	5,921,000	Third-Party Pricing Vendor	Single Broker Quote	$95.50
Corporate Bonds & Notes	9,905,720	Third-Party Pricing Vendor	Single Broker Quote	$105.75 – $117.00
Asset-Backed Securities	18,663,877	Benchmark Pricing	Security Price Reset	$26.41 – $99.76
Senior Loans	1,612,500	Third-Party Pricing Vendor	Single Broker Quote	$107.50

†  Reduction of cost due to corporate action.

*  Other financial instruments are derivatives, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The net change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2013, was $2,919,371. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statement of Operations.

Semi-Annual Report | April 30, 2013	37

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

(w)  The following is a summary of the fair valuation derivative instruments categorized by risk exposure:

The effect of derivatives on the Statement of Assets and Liabilities at April 30, 2013:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Unrealized appreciation of OTC swaps	–	$11,304,656	–	$11,304,656
Receivable for variation margin on centrally cleared swaps*	$147,416	–	–	147,416
Unrealized appreciation of forward foreign currency contracts	–	–	$667,275	667,275
Total asset derivatives	$147,416	$11,304,656	$667,275	$12,119,347

Liability derivatives:
Unrealized depreciation of OTC swaps	–	$(212,747)	–	$(212,747)
Unrealized depreciation of forward foreign currency contracts	–	–	$(2,004,951)	(2,004,951)
Total liability derivatives	–	$(212,747)	$(2,004,951)	$(2,217,698)

*	Included in net unrealized depreciation of $(428,871) on centrally cleared swaps as reported in note (q) of the Notes to Schedule of Investments.

The effect of derivatives on the Statement of Operations for the six months ended April 30, 2013:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain on:
Swaps	$810,672	$856,085	–	$1,666,757
Foreign currency transactions (forward foreign currency contracts)	–	–	$746,759	746,759
Total net realized gain	$810,672	$856,085	$746,759	$2,413,516
Net change in unrealized appreciation/depreciation of:
Swaps	$(428,871)	$5,134,382	–	$4,705,511
Foreign currency transactions (forward foreign currency contracts)	–	–	$(1,150,897)	(1,150,897)
Total net change in unrealized appreciation/depreciation	$(428,871)	$5,134,382	$(1,150,897)	$3,554,614

38	April 30, 2013 | Semi-Annual Report

Schedule of Investments

PIMCO Income Opportunity Fund

April 30, 2013 (unaudited) (continued)

The average volume (measured at each fiscal quarter-end) of derivative activity during the six months ended April 30, 2013:

Forward Foreign Currency Contracts (1)		Credit Default Swap Agreements (2)		Interest Rate Swap
Purchased	Sold	Buy	Sell	Agreements (2)
$34,841,272	$86,827,253	–	$72,345	$31,333
				€3,000

(1) U.S. $ Value on origination date

(2) Notional Amount (in thousands)

Glossary:

ABX.HE	-	Asset-Backed Securities Index Home Equity
BRL	-	Brazilian Real
	£-	British Pound
CBO	-	Collateralized Bond Obligation
CDO	-	Collateralized Debt Obligation
CME	-	Chicago Mercantile Exchange
CMO	-	Collateralized Mortgage Obligation
CPI	-	Consumer Price Index
	€-	Euro
FRN	-	Floating Rate Note
IO	-	Interest Only
LIBOR	-	London Inter-Bank Offered Rate
MBIA	-	insured by MBIA Insurance Corp.
MBS	-	Mortgage-Backed Securities
MTN	-	Medium Term Note
OTC	-	Over-the-Counter
PIK	-	Payment-in-Kind
PO	-	Principal Only
TBA	-	To Be Announced
TRY	-	Turkish Lira

See accompanying Notes to Financial Statements | Semi-Annual Report | April 30, 2013	39

Statements of Assets and Liabilities

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

	Corporate & Income Strategy	Income Opportunity
Assets:
Investments, at value (cost-$561,204,757 and $579,401,013, respectively)	$638,347,366	$683,860,311
Repurchase agreements, at value and cost	152,164,000	9,460,000
Cash (including foreign currency, at value of $646,610 and $374,472 with a cost of $638,810 and $368,906, respectively)	654,410	387,023
Receivable for investments sold	19,442,402	52,814
Interest and dividends receivable	11,246,178	5,903,763
Unrealized appreciation of OTC swaps	4,648,602	11,304,656
Deposits with brokers for swaps collateral	4,091,000	166,000
Unrealized appreciation of forward foreign currency contracts	1,140,464	667,275
Swap premiums paid	931,264	358,731
Receivable for variation margin on centrally cleared swaps	157,746	147,416
Receivable from broker	56,552	–
Receivable for principal paydowns	–	12,928
Unsettled reverse repurchase agreements	–	8,385,000
Prepaid expenses	81,004	19,181
Total Assets	832,960,988	720,725,098
Liabilities:
Payable for investments purchased	27,878,718	5,858,029
Payable for reverse repurchase agreements	–	249,085,000
Payable to brokers for cash collateral received	5,075,000	320,000
Payable for terminated swaps	–	35,665
Dividends payable to common and preferred shareholders	4,286,073	2,823,815
Unrealized depreciation of forward foreign currency contracts	2,423,214	2,004,951
Investment management fees payable	485,798	557,621
Interest payable for cash collateral received	189	12
Swap premiums received	–	19,200,775
Unrealized depreciation of OTC swaps	–	212,747
Interest payable for reverse repurchase agreements	–	152,499
Accrued expenses	288,290	128,703
Total Liabilities	40,437,282	280,379,817
Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 6,760 shares issued and outstanding for Corporate & Income Strategy)	169,000,000	–
Net Assets Applicable to Common Shareholders	$623,523,706	$440,345,281
Composition of Net Assets Applicable to Common Shareholders:
Common Shares:
Par value ($0.00001 per share)	$381	$149
Paid-in-capital in excess of par	540,528,733	340,315,659
Undistributed (dividends in excess of) net investment income	(2,332,753)	1,776,010
Accumulated net realized gain (loss)	7,643,244	(15,526,425)
Net unrealized appreciation	77,684,101	113,779,888
Net Assets Applicable to Common Shareholders	$623,523,706	$440,345,281
Common Shares Issued and Outstanding	38,075,963	14,862,182
Net Asset Value Per Common Share	$16.38	$29.63

40	April 30, 2013 | Semi-Annual Report | See accompanying Notes to Financial Statements

Statements of Operations

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

Six Months ended April 30, 2013 (unaudited)

	Corporate & Income Strategy	Income Opportunity
Investment Income:
Interest	$27,273,411	$24,477,585
Dividends	1,128,832	623,687
Miscellaneous	31,699	65,250
Total Investment Income	28,433,942	25,166,522
Expenses:
Investment management	2,914,004	3,375,690
Custodian and accounting agent	115,025	95,012
Auction agent and commissions	88,709	–
Audit and tax services	60,685	48,200
Shareholder communications	43,128	36,441
Interest	31,708	664,840
Trustees	26,191	14,500
Legal	20,540	12,373
New York Stock Exchange listing	13,124	9,228
Transfer agent	12,325	12,826
Insurance	10,549	6,720
Miscellaneous	13,676	1,404
Total Expenses	3,349,664	4,277,234
Net Investment Income	25,084,278	20,889,288
Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	66,595,732	(1,087,793)
Swaps	(3,157,902)	1,666,757
Foreign currency transactions	1,529,392	861,401
Net change in unrealized appreciation/depreciation of:
Investments	(38,231,865)	25,386,713
Swaps	1,632,615	4,705,511
Foreign currency transactions	(1,391,882)	(1,169,740)
Net realized and change in unrealized gain	26,976,090	30,362,849
Net Increase in Net Assets Resulting from Investment Operations	52,060,368	51,252,137
Dividends on Preferred Shares from Net Investment Income	(118,928)	–
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$51,941,440	$51,252,137

See accompanying Notes to Financial Statements | Semi-Annual Report | April 30, 2013	41

Statements of Changes in Net Assets Applicable to Common Shareholders

PIMCO Corporate & Income Strategy Fund

	Six Months ended April 30, 2013 (unaudited)	Year ended October 31, 2012
Investment Operations:
Net investment income	$25,084,278	$59,344,432
Net realized gain	64,967,222	35,097,341
Net change in unrealized appreciation/depreciation	(37,991,132)	57,649,141
Net increase in net assets resulting from investment operations	52,060,368	152,090,914
Dividends on Preferred Shares from Net Investment Income	(118,928)	(202,155)
Net increase in net assets applicable to common shareholders resulting from investment operations	51,941,440	151,888,759
Dividends to Common Shareholders from Net Investment Income	(33,837,832)	(68,170,695)
Common Share Transactions:
Reinvestment of dividends	1,936,844	4,724,215
Total increase in net assets applicable to common shareholders	20,040,452	88,442,279
Net Assets Applicable to Common Shareholders:
Beginning of period	603,483,254	515,040,975
End of period*	$623,523,706	$603,483,254
* Including undistributed (dividends in excess of) net investment income of:	$(2,332,753)	$6,539,729
Common Shares Issued in Reinvestment of Dividends	109,983	302,883

42	April 30, 2013 | Semi-Annual Report | See accompanying Notes to Financial Statements

Statements of Changes in Net Assets

PIMCO Income Opportunity Fund

	Six Months ended April 30, 2013 (unaudited)	Year ended October 31, 2012
Investment Operations:
Net investment income	$20,889,288	$38,430,099
Net realized gain (loss)	1,440,365	(1,118,764)
Net change in unrealized appreciation/depreciation	28,922,484	55,481,693
Net increase in net assets resulting from investment operations	51,252,137	92,793,028
Dividends to Shareholders from Net Investment Income	(25,047,680)	(44,988,180)
Share Transactions:
Reinvestment of dividends	2,165,176	4,262,182
Total increase in net assets	28,369,633	52,067,030
Net Assets:
Beginning of period	411,975,648	359,908,618
End of period*	$440,345,281	$411,975,648
* Including undistributed net investment income of:	$1,776,010	$5,934,402
Shares Issued in Reinvestment of Dividends	74,832	167,042

See accompanying Notes to Financial Statements | Semi-Annual Report | April 30, 2013	43

Statement of Cash Flows†

PIMCO Income Opportunity Fund

Six Months ended April 30, 2013 (unaudited)

Increase in Cash and Foreign Currency from:
Cash Flows provided by Operating Activities:
Net increase in net assets resulting from investment operations	$51,252,137

Adjustments to reconcile net increase in net assets resulting from investment operations to net cash provided by operating activities:
Purchases of long-term investments	(47,444,137)
Proceeds from sales of long-term investments	52,469,470
Sales of short-term portfolio investments, net	8,647,390
Net change in unrealized appreciation/depreciation	(28,922,484)
Net realized gain	(1,440,365)
Net amortization/accretion on investments	(2,048,718)
Increase in receivable for investments sold	(52,814)
Increase in interest and dividends receivable	(222,091)
Increase in receivable for principal paydown	(12,928)
Increase in deposits with brokers for swaps collateral	(166,000)
Increase in prepaid expenses	(5,871)
Increase in payable for investments purchased	5,858,029
Decrease in payable to brokers for cash collateral received	(290,000)
Net cash provided by swap transactions	1,350,576
Net cash provided by foreign currency transactions	842,558
Decrease in investment management fees payable	(10,954)
Decrease in interest payable on cash collateral received	(5,981)
Decrease in accrued expenses	(34,440)
Net cash provided by operating activities	39,763,377

Cash Flows used for Financing Activities:
Payments for reverse repurchase agreements	(919,179,622)
Proceeds on reverse repurchase agreements	902,615,000
Cash dividends paid (excluding reinvestment of dividends of $2,165,176)	(22,868,286)
Net cash used for financing activities	(39,432,908)
Net increase in cash and foreign currency	330,469
Cash and foreign currency, at beginning of period	56,554
Cash and foreign currency, at end of period	$387,023

Cash paid for interest primarily related to participation in reverse repurchase agreement transactions was $701,443.

† A Statement of Cash Flows is not required for Corporate & Income Strategy.

44	April 30, 2013 | Semi-Annual Report | See accompanying Notes to Financial Statements

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Corporate & Income Strategy Fund (“Corporate & Income Strategy”) and PIMCO Income Opportunity Fund (“Income Opportunity”), (each a “Fund” and collectively the “Funds”), were organized as Massachusetts business trusts on October 17, 2001 and September 12, 2007, respectively. Prior to commencing operations on December 21, 2001 and November 30, 2007, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified and non-diversified, respectively, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”) serve as the Funds’ investment manager and sub-adviser, respectively, and are indirect, wholly-owned subsidiaries of Allianz Asset Management of America L.P. (“AAM”). AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has authorized an unlimited amount of common shares with $0.00001 par value.

Corporate & Income Strategy’s primary investment objective is to seek high current income with capital preservation and capital appreciation as secondary objectives by investing at least 80% of its total assets in a combination of corporate debt obligations of varying maturities, other corporate income-producing securities, and income-producing securities of non-corporate issuers such as U.S. Government securities, municipal securities and mortgage-backed and other asset-backed securities issued on a public or private basis.

Income Opportunity’s primary investment objective is to seek current income as a primary focus and also capital appreciation. Under normal market conditions, Income Opportunity will seek to achieve its objective by investing in a global portfolio of corporate debt, government and sovereign debt, mortgage-backed and other asset-backed securities, bank loans and related instruments, convertible securities and income-producing securities of U.S. and foreign issuers, including emerging market issuers.

There can be no assurance that the Funds will meet their stated objectives.

The preparation of the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards

Semi-Annual Report | April 30, 2013	45

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Update (“ASU”) No. 2011-11, “Disclosures About Offsetting Assets and Liabilities”, as amended in January 2013 by the issued ASU No. 2013-01, which requires enhanced disclosures that will enable users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and ‘derivative instruments. The amendments are effective for fiscal years beginning on or after January 1, 2013. Funds’ management is currently evaluating the effect that the guidance may have on the Funds’ financial statements.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Centrally cleared swaps are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager and Sub-Adviser. The Funds’ Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Benchmark pricing procedures are used as the basis for setting the base price of a fixed-income security and for subsequently

46	April 30, 2013 | Semi-Annual Report

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

adjusting the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. The validity of the fair value is reviewed by the Sub-Adviser on a periodic basis and may be amended as the availability of market data indicates a material change.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material to the Funds’ financial statements. Each Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

¡                 Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

¡                 Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

¡                 Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles (“GAAP”).

Semi-Annual Report | April 30, 2013	47

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Equity Securities (Common and Preferred Stock) – Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations – U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities – Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds – Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations – Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt

48	April 30, 2013 | Semi-Annual Report

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds – Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations – Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts – Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers

Semi-Annual Report | April 30, 2013	49

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps – Credit default swaps traded over-the-counter (“OTC”) are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of OTC credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps – OTC interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans – Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads and credit spreads. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Funds to measure fair value during the six months ended April 30, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

50	April 30, 2013 | Semi-Annual Report

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received at the settlement date are amortized as income over the expected term of the senior loan. Facility fees and other fees (such as origination fees) received after the settlement date relating to senior loans, consent fees relating to corporate actions and commitment fees received relating to unfunded purchase commitments are recorded as miscellaneous income upon receipt. Paydown gains and losses are netted and recorded as interest income on the Statements of Operations.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Funds’ management has determined that its evaluation of the positions taken in the tax returns has resulted in no material impact to the Funds’ financial statements at April 30, 2013. The federal income tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions – Common Shares

Corporate & Income Strategy declares dividends from net investment income to common shareholders monthly. Distributions of net realized capital gains, if any, are paid at least annually. Income Opportunity declares dividends from net investment income and net short-term capital gains, if any, from the sale of portfolio securities and other sources to common shareholders monthly. Distributions of net long-term realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences

Semi-Annual Report | April 30, 2013	51

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Foreign Currency Translation

The Funds’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currencies are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain (loss) is included in the Funds’ Statements of Operations.

The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain (loss) for both financial reporting and income tax reporting purposes.

(g) Senior Loans

The Funds may purchase assignments of, and participations in, Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Funds succeed to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(h) Repurchase Agreements

The Funds enter into transactions with their custodian bank or securities brokerage firms whereby they purchase securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreements”). The Funds, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank for the benefit of the Funds until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by

52	April 30, 2013 | Semi-Annual Report

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

the Funds require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

(i) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns the Funds obtain on investments purchased with the cash. To the extent the Funds do not cover their positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), the Funds’ uncovered obligations under the agreements will be subject to the Funds’ limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreements may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(j) When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on delayed-delivery basis, the Funds do not participate in future gains and losses with respect to the security.

(k) Mortgage-Related and Other Asset-Backed Securities

Investments in mortgage-related or other asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial

Semi-Annual Report | April 30, 2013	53

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. The decline in liquidity and prices of these types of securities may make it more difficult to determine fair market value. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(l) U.S. Government Agencies or Government-Sponsored Enterprises

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors not backed by the full faith and credit of the U.S. Government include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(m) Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(n) Warrants

The Funds may receive warrants. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is

54	April 30, 2013 | Semi-Annual Report

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

(o) Securities traded on a to-be-announced basis

The Funds may from time to time purchase securities on a to-be-announced (“TBA”) basis.

In a TBA transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations, and their current value is determined in the same manner as for other securities.

(p) Interest Expense

Interest expense primarily relates to the Funds’ participation in reverse repurchase agreement transactions. Interest expense is recorded as it is incurred.

(q) Custody Credits on Cash Balances

The Funds may benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances may earn credits that reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds. Cash overdraft charges, if any, are included in custodian and accounting agent fees.

2. Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things,

Semi-Annual Report | April 30, 2013	55

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

2. Principal Risks (continued)

changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to other risks such as, but not limited to, interest rate, foreign currency, credit and leverage risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

56	April 30, 2013 | Semi-Annual Report

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

2. Principal Risks (continued)

To the extent the Funds directly invest in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including economic growth, inflation, changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency-denominated securities may reduce the returns of the Funds.

The Funds are subject to elements of risk not typically associated with investments in the U.S., due to concentrated investments in foreign issuers located in a specific country or region. Such concentrations will subject the Funds to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Sub-Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Semi-Annual Report | April 30, 2013	57

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

2. Principal Risks (continued)

The Funds are exposed to risks associated with leverage. Leverage may cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Obligations to settle reverse repurchase agreements may be detrimental to the Funds’ performance. In addition, to the extent the Funds employ leverage, dividend and interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The Funds are also a party to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Corporate & Income Strategy had security transactions outstanding with Lehman Brothers entities as the counterparty at the time the relevant Lehman Brothers entity filed for bankruptcy protection or was placed in administration. The security transactions associated with Lehman Brothers, Inc. (“SLH”) as counterparty were written down to their estimated recoverable values. Adjustments to anticipated losses for security transactions associated with SLH have been incorporated as net realized gain (loss) on the Fund’s

58	April 30, 2013 | Semi-Annual Report

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

2. Principal Risks (continued)

Statement of Operations. The remaining balances due, if any, from SLH are included in receivable from broker on the Fund’s Statement of Assets and Liabilities. The estimated recoverable value of receivables is determined by independent broker quotes.

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges”, and those that do not qualify for such accounting. Although the Funds at times use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

(a) Swap Agreements

Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market or event-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Funds may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to, among other things, manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Funds’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Funds’ Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Funds’ Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on the Funds’ Statements of Operations. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/depreciation on the Funds’ Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally

Semi-Annual Report | April 30, 2013	59

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

3. Financial Derivative Instruments (continued)

cleared swaps on the Funds’ Statements of Assets and Liabilities.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Funds’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements – Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As the sellers of protection on credit default swap agreements, the Funds will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the sellers, the Funds would effectively add leverage to their investment portfolios because, in addition to their total net assets, the Funds would be subject to investment exposure on the notional amount of the swap.

If the Funds are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Funds are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other

60	April 30, 2013 | Semi-Annual Report

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

3. Financial Derivative Instruments (continued)

deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount of the swap agreement will be adjusted by corresponding amounts. The Funds use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index, or in the case of a tranched index credit default swap, the credit event is settled based on the name’s weight in the index that falls within the tranche for which the Funds bear exposure. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Funds use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy

Semi-Annual Report | April 30, 2013	61

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

3. Financial Derivative Instruments (continued)

many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedules of Investments, serve as an indicator of the current status of the payment/performance risk, and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2013 for which the Funds are sellers of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

Interest Rate Swap Agreements – Interest rate swap agreements involve the exchange by the Funds with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward

62	April 30, 2013 | Semi-Annual Report

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

3. Financial Derivative Instruments (continued)

differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

(b) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Funds also enter into these contracts for purposes of increasing exposure to a foreign currency or shifting exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities.

4. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of each Fund’s Board, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of Corporate & Income Strategy’s average daily net assets, inclusive of net assets attributable to any Preferred Shares outstanding, and 1.00% of Income Opportunity’s average daily total managed assets. For Income Opportunity, total managed assets refers to total assets (including any assets attributable to any borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing reverse repurchase agreements and borrowings). For these purposes, “borrowings” includes amount of leverage attributable to such instruments as reverse repurchase agreements.

The Investment Manager has retained the Sub-Adviser to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

Semi-Annual Report | April 30, 2013	63

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

5. Investments in Securities

For the six months ended April 30, 2013, purchases and sales of investments, other than short-term securities were:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Corporate & Income Strategy	$1,102,542	$400,250	$172,277,762	$339,674,864
Income Opportunity	6,875,664	27,323,526	39,554,716	30,622,944

6. Income Tax Information

At April 30, 2013, the aggregate cost basis and the net unrealized appreciation of investments for federal income tax purposes were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Corporate & Income Strategy	$713,777,953	$79,640,338	$2,906,925	$76,733,413
Income Opportunity	588,862,211	110,406,663	5,948,563	104,458,100

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals.

7. Auction-Rate Preferred Shares – Corporate & Income Strategy

Corporate & Income Strategy has 1,352 shares of Preferred Shares Series M, 1,352 shares of Preferred Shares Series T, 1,352 shares of Preferred Shares Series W, 1,352 shares of Preferred Shares Series TH and 1,352 shares of Preferred Shares Series F outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid annually.

For the six months ended April 30, 2013, the annualized dividend rates ranged from:

	High	Low	At April 30, 2013
Series M	0.240%	0.030%	0.120%
Series T	0.195%	0.030%	0.120%
Series W	0.225%	0.030%	0.135%
Series TH	0.240%	0.060%	0.135%
Series F	0.240%	0.075%	0.135%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together

64	April 30, 2013 | Semi-Annual Report

Notes to Financial Statements

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund

April 30, 2013 (unaudited)

7. Auction-Rate Preferred Shares – Corporate & Income Strategy (continued)

with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Fund have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Fund have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate”, the 7-day “AA” Financial Composite Commercial Paper Rate multiplied by a minimum of 150%, depending on the credit rating of the ARPS (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Fund’s ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Fund’s common shareholders could be adversely affected.

8. Subsequent Events

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On May 1, 2013, the following dividends were declared to common shareholders payable June 3, 2013 to shareholders of record on May 13, 2013.

Corporate & Income Strategy	$0.1125 per common share
Income Opportunity	$ 0.19 per common share

On June 3, 2013, the following dividends were declared to common shareholders payable July 1, 2013 to shareholders of record on June 13, 2013.

Corporate & Income Strategy	$0.1125 per common share
Income Opportunity	$0.19 per common share

There were no other subsequent events that require recognition or disclosure.

Semi-Annual Report | April 30, 2013	65

Financial Highlights

PIMCO Corporate & Income Strategy Fund

For a common share outstanding throughout each period:

	Six Months ended April 30, 2013		Year ended October 31,
	(unaudited)		2012	2011	2010		2009		2008

Net asset value, beginning of period	$15.90		$13.67	$15.51	$12.88		$8.47		$13.76
Investment Operations:
Net investment income	0.66		1.57	1.72	1.61		1.42		1.24
Net realized and change in unrealized gain (loss)	0.71		2.47	(1.87)	2.90		4.29		(4.94)
Total from investment operations	1.37		4.04	(0.15)	4.51		5.71		(3.70)
Dividends on Preferred Shares from Net Investment Income	–	(1)	(0.01)	(0.01)	(0.01)		(0.02)		(0.31)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	1.37		4.03	(0.16)	4.50		5.69		(4.01)
Dividends to Common Shareholders from Net Investment Income	(0.89)		(1.80)	(1.68)	(1.87)		(1.28)		(1.28)
Net asset value, end of period	$16.38		$15.90	$13.67	$15.51		$12.88		$8.47
Market price, end of period	$18.47		$18.17	$15.27	$16.24		$13.06		$10.00
Total Investment Return (2)	6.89%		33.21%	4.78%	41.86%		48.69%		(22.55)%
Ratios/Supplemental Data:
Net assets, applicable to common shareholders, end of period (000s)	$623,524		$603,483	$515,041	$579,963		$477,195		$311,489
Ratio of expenses to average net assets, including interest expense (3) (7)	1.10	%(6)	1.32%	1.30%	1.24	%(5)	1.52	%(5)	1.50	%(4)(5)
Ratio of expenses to average net assets, excluding interest expense (3)	1.09	%(6)	1.14%	1.16%	1.17	%(5)	1.48	%(5)	1.39	%(4)(5)
Ratio of net investment income to average net assets (3)	8.23	%(6)	11.03%	11.56%	11.64	%(5)	15.34	%(5)	10.09	%(5)
Preferred shares asset coverage per share	$117,236		$114,270	$101,188	$110,790		$95,590		$50,953
Portfolio turnover rate	28%		28%	32%	52%		117%		118%

(1)	Less than $0.005 per share
(2)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period less than one year is not annualized.

(3)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(4)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(q) in Notes to Financial Statements).
(5)

During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.01%, 0.10% and 0.18% for the years ended October 31, 2010, October 31, 2009 and October 31, 2008, respectively.

(6)	Annualized.
(7)	Interest expense primarily relates to participation in reverse repurchase agreement transactions.

66	April 30, 2013 | Semi-Annual Report | See accompanying Notes to Financial Statements

Financial Highlights

PIMCO Income Opportunity Fund

For a share outstanding throughout each period:

	Six Months ended April 30, 2013		Year ended October 31,				November 30, 2007* through October 31,
	(unaudited)		2012	2011	2010	2009	2008

Net asset value, beginning of period	$27.86		$24.62	$26.97	$21.40	$17.90	$23.88	**
Investment Operations:
Net investment income	1.41		2.61	3.24	3.11	2.11	1.46
Net realized and change in unrealized gain (loss)	2.05		3.69	(2.20)	4.58	3.51	(5.62)
Total from investment operations	3.46		6.30	1.04	7.69	5.62	(4.16)
Dividends and Distributions to Shareholders from:
Net investment income	(1.69)		(3.06)	(3.39)	(2.12)	(1.21)	(1.77)
Return of capital	—		—	—	—	(0.91)	—
Total dividends and distributions to shareholders	(1.69)		(3.06)	(3.39)	(2.12)	(2.12)	(1.77)
Share Transactions:
Offering costs charged to paid-in-capital in excess of par	—		—	—	—	—	(0.05)
Net asset value, end of period	$29.63		$27.86	$24.62	$26.97	$21.40	$17.90
Market price, end of period	$32.48		$29.85	$26.45	$26.92	$21.08	$18.10
Total Investment Return (1)	15.27%		26.98%	11.68%	39.51%	31.54%	(21.55)%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$440,345		$411,976	$359,909	$391,730	$307,679	$253,174
Ratio of expenses to average net assets, including interest expense (4)	2.03	%(3)	2.29%	2.44%	2.36%	1.78%	2.29	%(2)(3)
Ratio of expenses to average net assets, excluding interest expense (4)	1.72	%(3)	1.86%	1.93%	1.86%	1.42%	1.45	%(2)(3)
Ratio of net investment income to average net assets	9.93	%(3)	10.38%	12.40%	13.07%	12.04%	7.10	%(3)
Portfolio turnover rate	7%		57%	194%	77%	292%	221%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a share at the market price on the first day and a sale of a share at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period less than one year is not annualized.

(2)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(q) in Notes to Financial Statements).
(3)	Annualized.
(4)	Interest expense primarily relates to participation in reverse repurchase agreement transactions.

See accompanying Notes to Financial Statements | Semi-Annual Report | April 30, 2013	67

Annual Shareholder Meeting Results/Proxy Voting Policies & Procedures

PIMCO Corporate & Income Strategy Fund/PIMCO Income Opportunity Fund
(unaudited)

Annual Shareholder Meeting Results:

The Funds held their joint annual meeting of shareholders on April 30, 2013. Common/Preferred shareholders for Corporate Income & Strategy and Common shareholders for Income Opportunity voted as indicated below:

Corporate & Income Strategy:

	Affirmative	Withheld Authority
Re-election of Deborah A. DeCotis – Class II to serve until the annual meeting for the 2015-2016 fiscal year	33,496,678	1,163,087

Re-election of James A. Jacobson* – Class II to serve until the annual meeting for the 2015-2016 fiscal year	5,184	207

The other members of the Board of Trustees at the time of the meeting, namely, Messrs. Bradford K. Gallagher, Hans W. Kertess*, John C. Maney†, William B. Ogden, IV, and Alan Rappaport continued to serve as Trustees of the Fund.

Income Opportunity:

	Affirmative	Withheld Authority
Re-election of James A. Jacobson – Class II to serve until the annual meeting for the 2015-2016 fiscal year	13,191,167	269,794

Re-election of John C. Maney† – Class II to serve until the annual meeting for the 2015-2016 fiscal year	13,249,274	211,687

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. Bradford K. Gallagher, Hans W. Kertess, William B. Ogden, IV, and Alan Rappaport continued to serve as Trustees of the Fund.

*  Preferred Shares Trustee

†  Interested Trustee

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at us.allianzgi.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

68  April 30, 2013 | Semi-Annual Report

Trustees	Investment Manager
Hans W. Kertess	Allianz Global Investors Fund Management LLC
Chairman of the Board of Trustees	1633 Broadway
Deborah A. DeCotis	New York, NY 10019
Bradford K. Gallagher
James A. Jacobson	Sub-Adviser
John C. Maney	Pacific Investment Management Company LLC
William B. Ogden, IV	840 Newport Center Drive
Alan Rappaport	Newport Beach, CA 92660

Fund Officers	Custodian & Accounting Agent
Brian S. Shlissel	State Street Bank & Trust Co.
President & Chief Executive Officer	801 Pennsylvania Avenue
Lawrence G. Altadonna	Kansas City, MO 64105-1307
Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Transfer Agent, Dividend Paying Agent
Vice President, Secretary & Chief Legal Officer	and Registrar
Scott Whisten	American Stock Transfer & Trust Company, LLC
Assistant Treasurer	6201 15th Avenue
Richard J. Cochran	Brooklyn, NY 11219
Assistant Treasurer
Orhan Dzemaili	Independent Registered Public Accounting Firm
Assistant Treasurer	PricewaterhouseCoopers LLP
Youse E. Guia	300 Madison Avenue
Chief Compliance Officer	New York, NY 10017
Lagan Srivastava
Assistant Secretary	Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate & Income Strategy Fund and PIMCO Income Opportunity Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at us.allianzgi.com/closedendfunds.

Information on the Funds is available at us.allianzgi.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to us.allianzgi.com/edelivery.

©2013 Allianz Global Investors Distributors U.S. LLC	AZ608SA_043013

AGI-2013-05-07-6864

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS

(a)    The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)    Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)         The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not applicable

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Income Opportunity Fund

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: July 2, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: July 2, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 2, 2013